Document and Entity Information (USD $)	12 Months Ended
	Jan. 31, 2011	Mar. 21, 2011	Jul. 30, 2010
Document and Entity Information
Document Type	10-K
Amendment Flag	false
Document Period End Date	Jan 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Registrant Name	WAL MART STORES INC
Entity Central Index Key	0000104169
Current Fiscal Year End Date	--01-31
Entity Filer Category	Large Accelerated Filer
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding		3,491,198,520
Entity Public Float			$ 99,339,978,808

Consolidated Statements of Income (Audited) (USD $) In Millions, except Per Share data	12 Months Ended
	Jan. 31, 2011		Jan. 31, 2010		Jan. 31, 2009
Revenues:
Net sales	$ 418,952		$ 405,132	[1],[2]	$ 401,087	[1],[2]
Membership and other income	2,897		2,953	[2]	3,167	[2]
Revenues, total	421,849		408,085	[2]	404,254	[2]
Costs and expenses:
Cost of sales	315,287		304,444	[2]	303,941	[2]
Operating, selling, general and administrative expenses	81,020		76,639	[2]	77,546	[2]
Operating income	25,542		24,002	[1],[2]	22,767	[1],[2]
Interest:
Debt	1,928		1,787	[2]	1,896	[2]
Capital leases	277		278	[2]	288	[2]
Interest income	(201)		(181)	[2]	(284)	[2]
Interest, net	2,004		1,884	[2]	1,900	[2]
Income from continuing operations before income taxes	23,538		22,118	[1],[2]	20,867	[1],[2]
Provision for income taxes:
Current	6,703		7,643	[2]	6,564	[2]
Deferred	876		(487)	[2]	569	[2]
Provision for income taxes, total	7,579		7,156	[2]	7,133	[2]
Income from continuing operations	15,959		14,962	[2]	13,734	[2]
Income (loss) from discontinued operations, net of tax	1,034		(79)	[2]	146	[2]
Consolidated net income	16,993	[3]	14,883	[2],[3]	13,880	[2],[3]
Less consolidated net income attributable to noncontrolling interest	(604)	[3]	(513)	[2],[3]	(499)	[2],[3]
Consolidated net income attributable to Walmart	$ 16,389		$ 14,370	[2]	$ 13,381	[2]
Basic net income per common share:
Basic income per common share from continuing operations attributable to Walmart	$ 4.2		$ 3.74	[2]	$ 3.36	[2]
Basic income (loss) per common share from discontinued operations attributable to Walmart	$ 0.28		$ (0.02)	[2]	$ 0.04	[2]
Basic net income per common share attributable to Walmart	$ 4.48		$ 3.72	[2]	$ 3.4	[2]
Diluted net income per common share:
Diluted income per common share from continuing operations attributable to Walmart	$ 4.18		$ 3.73	[2]	$ 3.35	[2]
Diluted income (loss) per common share from discontinued operations attributable to Walmart	$ 0.29		$ (0.02)	[2]	$ 0.04	[2]
Diluted net income per common share attributable to Walmart	$ 4.47		$ 3.71	[2]	$ 3.39	[2]
Weighted-average number of common shares:
Basic	3,656		3,866	[2]	3,939	[2]
Diluted	3,670		3,877	[2]	3,951	[2]
Dividends declared per common share	$ 1.21		$ 1.09	[2]	$ 0.95	[2]

[1]	As Adjusted
[2]	As Adjusted
[3]	Includes $20 million and $14 million in fiscal 2011 and 2010, respectively, that is related to the redeemable noncontrolling interest.

Consolidated Balance Sheets (Audited) (USD $) In Millions	12 Months Ended
	Jan. 31, 2011	Jan. 31, 2010
Current assets:
Cash and cash equivalents	$ 7,395	$ 7,907	[1]
Receivables, net	5,089	4,144	[1]
Inventories	36,318	32,713	[1]
Prepaid expenses and other	2,960	3,128	[1]
Current assets of discontinued operations	131	140	[1]
Total current assets	51,893	48,032	[1]
Property and equipment:
Land	24,386	22,591	[1]
Buildings and improvements	79,051	73,657	[1]
Fixtures and equipment	38,290	34,035	[1]
Transportation equipment	2,595	2,355	[1]
Construction in process	4,262	5,210	[1]
Property and equipment	148,584	137,848	[1]
Less accumulated depreciation	(43,486)	(38,304)	[1]
Property and equipment, net	105,098	99,544	[1]
Property under capital leases:
Property under capital leases	5,905	5,669	[1]
Less accumulated amortization	(3,125)	(2,906)	[1]
Property under capital leases, net	2,780	2,763	[1]
Goodwill	16,763	16,126	[1]
Other assets and deferred charges	4,129	3,942	[1]
Total assets	180,663	170,407	[1]
Current liabilities:
Short-term borrowings	1,031	523	[1]
Accounts payable	33,557	30,451	[1]
Accrued liabilities	18,701	18,734	[1]
Accrued income taxes	157	1,347	[1]
Long-term debt due within one year	4,655	4,050	[1]
Obligations under capital leases due within one year	336	346	[1]
Current liabilities of discontinued operations	47	92	[1]
Total current liabilities	58,484	55,543	[1]
Long-term debt	40,692	33,231	[1]
Long-term obligations under capital leases	3,150	3,170	[1]
Deferred income taxes and other	6,682	5,508	[1]
Redeemable noncontrolling interest	408	307	[1]
Commitments and contingencies			[1]
Equity:
Preferred stock ( $0.10 par value; 100 shares authorized, none issued)			[1]
Common stock ( $0.10 par value; 11,000 shares authorized, 3,516 and 3,786 issued and outstanding at January 31, 2011 and 2010, respectively)	352	378	[1]
Capital in excess of par value	3,577	3,803	[1]
Retained earnings	63,967	66,357	[1]
Accumulated other comprehensive income (loss)	646	(70)	[1]
Total Walmart shareholders' equity	68,542	70,468	[1]
Noncontrolling interest	2,705	2,180	[1]
Total equity	71,247	72,648	[1]
Total liabilities and equity	$ 180,663	$ 170,407	[1]

[1]	As Adjusted

Consolidated Balance Sheets (Parenthetical) (Audited) (USD $)	Jan. 31, 2011	Jan. 31, 2010
Preferred stock, par value	$ 0.1	$ 0.1	[1]
Preferred stock, shares authorized	100,000,000	100,000,000	[1]
Preferred stock, shares issued	0	0	[1]
Common stock, par value	$ 0.1	$ 0.1	[1]
Common stock, shares authorized	11,000,000,000	11,000,000,000	[1]
Common stock, shares issued	3,516,000,000	3,786,000,000	[1]
Common stock, shares outstanding	3,516,000,000	3,786,000,000	[1]

[1]	As Adjusted

Consolidated Statements of Shareholders' Equity (Audited) (USD $) In Millions	Common Stock [Member]	Capital in Excess of Par Value [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total Walmart Shareholders' Equity [Member]		Noncontrolling Interest [Member]	Total
Balances, in shares (As Adjusted) at Jan. 31, 2008	3,973
Balances (As Adjusted) at Jan. 31, 2008	$ 397	$ 3,028	$ 57,022	$ 3,864	$ 64,311	[1]	$ 1,939	$ 66,250
Consolidated net income			13,381		13,381	[1]	499	13,880	[2],[3]
Other comprehensive income				(6,552)	(6,552)	[1]	(371)	(6,923)
Cash dividends			(3,746)		(3,746)	[1]		(3,746)
Purchase of Company stock (in shares)	(61)
Purchase of Company stock	(6)	(95)	(3,315)		(3,416)	[1]		(3,416)
Other (in shares)	13
Other	2	987	2		991	[1]	(273)	718
Balances (in shares) at Jan. 31, 2009	3,925
Balances (As Adjusted) at Jan. 31, 2009	393	3,920	63,344	(2,688)	64,969	[1]	1,794	66,763
Consolidated net income (excludes redeemable noncontrolling interest)			14,370		14,370	[1]	499	14,869
Other comprehensive income				2,618	2,618	[1]	64	2,682
Cash dividends			(4,217)		(4,217)	[1]		(4,217)
Purchase of Company stock (in shares)	(145)
Purchase of Company stock	(15)	(246)	(7,136)		(7,397)	[1]		(7,397)
Purchase of redeemable noncontrolling interest		(288)			(288)	[1]		(288)
Other (in shares)	6
Other		417	(4)		413	[1]	(177)	236
Balances (in shares) at Jan. 31, 2010	3,786
Balances (As Adjusted) at Jan. 31, 2010	378	3,803	66,357	(70)	70,468	[1]	2,180	72,648	[2]
Consolidated net income (excludes redeemable noncontrolling interest)			16,389		16,389	[1]	584	16,973
Other comprehensive income				716	716	[1]	162	878
Cash dividends			(4,437)		(4,437)	[1]		(4,437)
Purchase of Company stock (in shares)	(280)					[1]
Purchase of Company stock	(28)	(487)	(14,319)		(14,834)	[1]		(14,834)
Other (in shares)	10
Other	2	261	(23)		240	[1]	(221)	19
Balances (in shares) at Jan. 31, 2011	3,516
Balances (As Adjusted) at Jan. 31, 2011	$ 352	$ 3,577	$ 63,967	$ 646	$ 68,542	[1]	$ 2,705	$ 71,247

[1]	Includes $20 million and $14 million in fiscal 2011 and 2010, respectively, that is related to the redeemable noncontrolling interest.
[2]	As Adjusted
[3]	Includes $20 million and $14 million in fiscal 2011 and 2010, respectively, that is related to the redeemable noncontrolling interest.

Consolidated Statements of Shareholders' Equity (Parenthetical) (Audited) (USD $)	12 Months Ended
	Jan. 31, 2011	Jan. 31, 2010		Jan. 31, 2009
Cash dividends, per share	$ 1.21	$ 1.09	[1]	$ 0.95	[1]

[1]	As Adjusted

Comprehensive Income (Audited) (USD $) In Millions	12 Months Ended
	Jan. 31, 2011		Jan. 31, 2010		Jan. 31, 2009
Consolidated net income:
Consolidated net income	$ 16,993	[1]	$ 14,883	[1],[2]	$ 13,880	[1],[2]
Other comprehensive income:
Currency translation	1,137	[3]	2,854	[2],[3]	(6,860)	[2],[3]
Net change in fair value of derivatives	(17)		94	[2]	(17)	[2]
Minimum pension liability	(145)		(220)	[2]	(46)	[2]
Total comprehensive income	17,968		17,611	[2]	6,957	[2]
Less amounts attributable to the noncontrolling interest:
Consolidated net income	(604)	[1]	(513)	[1],[2]	(499)	[1],[2]
Currency translation	(259)	[3]	(110)	[2],[3]	371	[2],[3]
Amounts attributable to the noncontrolling interest	(863)		(623)	[2]	(128)	[2]
Comprehensive income attributable to Walmart	$ 17,105		$ 16,988	[2]	$ 6,829	[2]

[1]	Includes $20 million and $14 million in fiscal 2011 and 2010, respectively, that is related to the redeemable noncontrolling interest.
[2]	As Adjusted
[3]	Includes $97 million and $46 million in fiscal 2011 and 2010, respectively, that is related to the redeemable noncontrolling interest.

Comprehensive Income (Parenthetical) (Audited) (USD $) In Millions	12 Months Ended
	Jan. 31, 2011	Jan. 31, 2010
Comprehensive Income (Unaudited)
Consolidated net income, redeemable noncontrolling interest	$ 20	$ 14	[1]
Foreign currency translation, redeemable noncontrolling interest	$ 97	$ 46	[1]

[1]	As Adjusted

Consolidated Statements of Cash Flows (Audited) (USD $) In Millions	12 Months Ended
	Jan. 31, 2011		Jan. 31, 2010		Jan. 31, 2009
Cash flows from operating activities:
Consolidated net income	$ 16,993	[1]	$ 14,883	[1],[2]	$ 13,880	[1],[2]
Loss (income) from discontinued operations, net of tax	(1,034)		79	[2]	(146)	[2]
Income from continuing operations	15,959		14,962	[2]	13,734	[2]
Adjustments to reconcile income from continuing operations to net cash provided by operating activities:
Depreciation and amortization	7,641		7,157	[2]	6,739	[2]
Deferred income taxes	651		(504)	[2]	581	[2]
Other operating activities	1,087		318	[2]	752	[2]
Changes in certain assets and liabilities, net of effects of acquisitions:
Accounts receivable	(733)		(297)	[2]	(101)	[2]
Inventories	(3,086)		2,213	[2]	(184)	[2]
Accounts payable	2,557		1,052	[2]	(410)	[2]
Accrued liabilities	(433)		1,348	[2]	2,036	[2]
Net cash provided by operating activities	23,643		26,249	[2]	23,147	[2]
Cash flows from investing activities:
Payments for property and equipment	(12,699)		(12,184)	[2]	(11,499)	[2]
Proceeds from disposal of property and equipment	489		1,002	[2]	714	[2]
Proceeds from disposal of certain international operations, net					838	[2]
Investments and business acquisitions, net of cash acquired	(202)				(1,576)	[2]
Other investing activities	219		(438)	[2]	781	[2]
Net cash used in investing activities	(12,193)		(11,620)	[2]	(10,742)	[2]
Cash flows from financing activities:
Net change in short-term borrowings	503		(1,033)	[2]	(3,745)	[2]
Proceeds from issuance of long-term debt	11,396		5,546	[2]	6,566	[2]
Payments of long-term debt	(4,080)		(6,033)	[2]	(5,387)	[2]
Dividends paid	(4,437)		(4,217)	[2]	(3,746)	[2]
Purchase of Company stock	(14,776)		(7,276)	[2]	(3,521)	[2]
Purchase of redeemable noncontrolling interest			(436)	[2]
Payment of capital lease obligations	(363)		(346)	[2]	(352)	[2]
Other financing activities	(271)		(396)	[2]	267	[2]
Net cash used in financing activities	(12,028)		(14,191)	[2]	(9,918)	[2]
Effect of exchange rates on cash and cash equivalents	66		194	[2]	(781)	[2]
Net increase (decrease) in cash and cash equivalents	(512)		632	[2]	1,706	[2]
Cash and cash equivalents at beginning of year	7,907	[2]	7,275	[2]	5,569	[2]
Cash and cash equivalents at end of year	7,395		7,907	[2]	7,275	[2]
Supplemental disclosure of cash flow information:
Income tax paid	6,984		7,389	[2]	6,596	[2]
Interest paid	2,163		2,141	[2]	1,787	[2]
Capital lease obligations incurred	$ 49		$ 61	[2]	$ 284	[2]

[1]	Includes $20 million and $14 million in fiscal 2011 and 2010, respectively, that is related to the redeemable noncontrolling interest.
[2]	As Adjusted

Note 1. Summary of Significant Accounting Policies	12 Months Ended
Jan. 31, 2011
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

Note 1. Summary of Significant Accounting Policies

General

Wal-Mart Stores, Inc. ("Walmart," the "Company" or "we") operates retail stores in various formats around the world, aggregated into three reportable segments: (1) the Walmart U.S. segment; (2) the Walmart International segment; and (3) the Sam's Club segment. We are committed to saving people money so they can live better. We earn the trust of our customers every day by providing a broad assortment of quality merchandise and services at every day low prices ("EDLP") while fostering a culture that rewards and embraces mutual respect, integrity and diversity. EDLP is our pricing philosophy under which we price items at a low price every day so our customers trust that our prices will not change under frequent promotional activity. Our fiscal year ends on January 31.

Principles of Consolidation

The consolidated financial statements include the accounts of Wal-Mart Stores, Inc. and its subsidiaries. All material intercompany accounts and transactions have been eliminated in consolidation. Investments in unconsolidated affiliates, which are 50% or less owned and do not meet the consolidation criteria of Topic 810 of the Financial Accounting Standards Codification ("ASC") are accounted for using the equity method. These investments are immaterial to our consolidated financial statements.

The Company's operations in Argentina, Brazil, Chile, China, Costa Rica, El Salvador, Guatemala, Honduras, India, Japan, Mexico, Nicaragua and the United Kingdom are consolidated using a December 31 fiscal year-end, generally due to statutory reporting requirements. There were no significant intervening events during January 2011 which materially affected the consolidated financial statements. The Company's operations in the United States and Canada are consolidated using a January 31 fiscal year-end.

Use of Estimates

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States. Those principles require management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Management's estimates and assumptions also affect the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

Cash and Cash Equivalents

The Company considers investments with a maturity of three months or less when purchased to be cash equivalents. All credit card, debit card and EBT transactions that process in less than seven days are classified as cash and cash equivalents. The amounts due from banks for these transactions classified as cash totaled  $1.2 billion and  $2.6 billion at January 31, 2011 and 2010, respectively. In addition, cash and cash equivalents includes restricted cash related to cash collateral holdings from various counterparties as required by certain derivative and trust agreements of  $504 million and  $469 million at January 31, 2011 and 2010, respectively.

Receivables

Receivables consist primarily of amounts due from:

•	insurance companies resulting from our pharmacy sales;

•	banks for customer credit card, debit card and electronic bank transfers that take in excess of seven days to process;

•	suppliers for marketing or incentive programs;

•	consumer financing programs in certain international subsidiaries; and

•	real estate transactions.

We establish a reserve for uncollectible receivables based on historical trends in collection of past due amounts and write-off history. Our overall reserve for uncollectible receivables was  $252 million and  $298 million at January 31, 2011 and 2010, respectively.

Our Walmart International segment offers a limited amount of consumer credit products, principally through our subsidiaries in Chile, Canada and Mexico. At January 31, 2011, the balance of these receivables was  $673 million, net of its reserve for doubtful accounts of  $83 million, and is included in receivables, net on the accompanying consolidated balance sheet.

Inventories

The Company values inventories at the lower of cost or market as determined primarily by the retail method of accounting, using the last-in, first-out ("LIFO") method for substantially all of the Walmart U.S. segment's merchandise inventories. The retail method of accounting results in inventory being valued at the lower of cost or market since permanent markdowns are currently taken as a reduction of the retail value of inventory. The Sam's Club segment's merchandise is valued based on the weighted-average cost using the LIFO method. Inventories for the Walmart International operations are primarily valued by the retail method of accounting and are stated using the first-in, first-out ("FIFO") method. At January 31, 2011 and 2010, our inventories valued at LIFO approximate those inventories as if they were valued at FIFO.

As discussed in Note 2, effective May 1, 2010 the Company changed the level at which it applies the retail method for valuing inventory for its operations in the United States, Canada, and Puerto Rico. The retrospective application of this accounting change impacted both segment and consolidated operating income, as well as consolidated net income for all comparable periods presented

Property and Equipment

Property and equipment are stated at cost. Gains or losses on disposition are recognized as earned or incurred. Costs of major improvements are capitalized, while costs of normal repairs and maintenance are charged to expense as incurred. Property and equipment are generally depreciated over the following estimated useful lives on a straight line basis:

Buildings and improvements	3–40 years
Fixtures and equipment	3–25 years
Transportation equipment	4–15 years

Leasehold improvements are depreciated over the shorter of the estimated useful life of the asset or the remaining expected lease term. If significant expenditures are made for leasehold improvements late in the expected term of a lease and renewal is reasonably assured, the useful life of the leasehold improvement is limited to the end of the renewal period or economic life of the asset, whichever is shorter. Depreciation expense, including amortization of property under capital leases, for fiscal years 2011, 2010 and 2009 was  $7.6 billion,  $7.2 billion and  $6.7 billion, respectively.

Capitalized Interest

The interest costs associated with construction projects are capitalized and included as part of the cost of the project. When no debt is incurred specifically for a project, interest is capitalized on amounts expended on the project using our weighted average cost of borrowing. Capitalization of interest ceases when the project is substantially complete. Interest costs capitalized on construction projects were  $63 million,  $85 million and  $88 million in fiscal 2011, 2010 and 2009, respectively.

Long-Lived Assets

Long-lived assets are stated at cost. Management reviews long-lived assets for indicators of impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. The evaluation is performed at the lowest level of identifiable cash flows, which is at the individual store level or in certain circumstances a market group of stores. Undiscounted cash flows expected to be generated by the related assets are estimated over the asset's useful life based on updated projections. If the evaluation indicates that the carrying amount of the asset may not be recoverable, any potential impairment is measured based upon the fair value of the related asset or asset group as determined by an appropriate market appraisal or other valuation technique.

Goodwill and Other Acquired Intangible Assets

Goodwill represents the excess of the purchase price over the fair value of net assets acquired in business combinations and is allocated to the appropriate segment when acquired. Other acquired intangible assets are stated at the fair value acquired as determined by a valuation technique commensurate with the intended use of the related asset. Goodwill and indefinite-lived intangible assets are not amortized; rather they are evaluated for impairment annually during our fourth fiscal quarter, or whenever events or changes in circumstances indicate that the value of the asset may be impaired. Definite-lived intangible assets are considered long-lived assets and are amortized on a straight-line basis over the periods that expected economic benefits will be provided.

Goodwill is evaluated for impairment by determining the fair value of the related reporting unit. Fair value is measured based on discounted cash flow method and relative market-based approaches. The analyses require significant management judgment to evaluate the capacity of an acquired business to perform within projections. The Company has not recorded impairment charges related to goodwill.

The following table reflects goodwill activity, by operating segment, for fiscal years 2011 and 2010:

(Amounts in millions)	Walmart U.S.	Walmart International	Sam's Club	Total
February 1, 2009	$207	$14,740	$313	$15,260
Currency translation and other	—	866	—	866

January 31, 2010	207	15,606	313	16,126
Currency translation and other	—	605	—	605
Acquisitions	32	—	—	32

January 31, 2011	$239	$16,211	$313	$16,763

During fiscal 2011, Walmart U.S. completed an immaterial business acquisition that resulted in the recognition of  $32 million in goodwill.

Indefinite-lived intangible assets are included in other assets and deferred charges on the accompanying Consolidated Balance Sheets. These assets are evaluated for impairment based on their fair values using valuation techniques which are updated annually based on the most recent variables and assumptions. There were no impairment charges related to indefinite-lived intangible assets recorded during the fiscal years ended January 31, 2011, 2010 and 2009.

Self-Insurance Reserves

The Company uses a combination of insurance, self-insured retention and self-insurance for a number of risks, including, but not limited to, workers' compensation, general liability, vehicle liability, property and the Company's obligation for employee-related health care benefits. Liabilities relating to these claims associated with these risks are estimated by considering historical claims experience, including frequency, severity, demographic factors, and other actuarial assumptions. In estimating our liability for such claims, we periodically analyze our historical trends, including loss development, and apply appropriate loss development factors to the incurred costs associated with the claims. See Note 6.

Income Taxes

Income taxes are accounted for under the liability method. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rate is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts more likely than not to be realized.

The Company records a liability for unrecognized tax benefits resulting from uncertain tax positions taken or expected to be taken in a tax return. The Company records interest and penalties related to unrecognized tax benefits in interest expense and operating, selling, general and administrative expenses, respectively, in the Company's Consolidated Statements of Income.

Revenue Recognition

The Company recognizes sales revenue net of sales taxes and estimated sales returns at the time it sells merchandise to the customer. Customer purchases of shopping cards are not recognized as revenue until the card is redeemed and the customer purchases merchandise by using the shopping card. The Company also recognizes revenue from service transactions at the time the service is performed. Generally, revenue from services is classified as a component of net sales on our Consolidated Statements of Income.

Sam's Club Membership Fee Revenue Recognition

The Company recognizes Sam's Club membership fee revenue both in the United States and internationally over the term of the membership, which is 12 months. The following table summarizes membership fee activity for each of the fiscal years 2011, 2010 and 2009.

	Fiscal Years Ended January 31,
(Amounts in millions)	2011	2010	2009
Deferred membership fee revenue, beginning of year	$532	$541	$551
Cash received from members	1,074	1,048	1,044
Membership fee revenue recognized	(1,064)	(1,057)	(1,054)

Deferred membership fee revenue, end of year	$542	$532	$541

Sam's Club membership fee revenue is included in membership and other income in the revenues section of the accompanying Consolidated Statements of Income. The deferred membership fee is included in accrued liabilities on the accompanying Consolidated Balance Sheets.

Cost of Sales

Cost of sales includes actual product cost, the cost of transportation to the Company's warehouses, stores and clubs from suppliers, the cost of transportation from the Company's warehouses to the stores and clubs and the cost of warehousing for our Sam's Club segment and import distribution centers.

Payments from Suppliers

Walmart receives money from suppliers for various programs, primarily volume incentives, warehouse allowances and reimbursements for specific programs such as markdowns, margin protection and advertising. Substantially all payments from suppliers are accounted for as a reduction of inventory purchases and recognized in our Consolidated Statements of Income when the related inventory is sold.

Operating, Selling, General and Administrative Expenses

Operating, selling, general and administrative expenses include all operating costs of the Company, except those costs related to the transportation of products from the supplier to the warehouses, stores or clubs, the costs related to the transportation of products from the warehouses to the stores or clubs and the cost of warehousing for our Sam's Club segment and import distribution centers. As a result, the majority of the cost of warehousing and occupancy for our Walmart U.S. and Walmart International segments' distribution facilities is included in operating, selling, general and administrative expenses. Because we do not include most of the cost of our Walmart U.S. and Walmart International segments' distribution facilities in cost of sales, our gross profit and gross profit as a percentage of net sales (our "gross profit margin") may not be comparable to those of other retailers that may include all costs related to their distribution facilities in cost of sales and in the calculation of gross profit.

Advertising Costs

Advertising costs are expensed as incurred and were  $2.5 billion,  $2.4 billion and  $2.1 billion in fiscal 2011, 2010 and 2009, respectively. Advertising costs consist primarily of print, television and digital advertisements. Advertising reimbursements received from suppliers are generally accounted for as a reduction of purchases and recognized in our Consolidated Statements of Income when the related inventory is sold.

Leases

The Company estimates the expected term of a lease by assuming the exercise of renewal options where an economic penalty exists that would preclude the abandonment of the lease at the end of the initial non-cancelable term and the exercise of such renewal is at the sole discretion of the Company. This expected term is used in the determination of whether a store or club lease is a capital or operating lease and in the calculation of straight-line rent expense. Additionally, the useful life of leasehold improvements is limited by the expected lease term or the economic life of the asset, whichever is shorter. If significant expenditures are made for leasehold improvements late in the expected term of a lease and renewal is reasonably assured, the useful life of the leasehold improvement is limited to the end of the renewal period or economic life of the asset, whichever is shorter.

Rent abatements and escalations are considered in the calculation of minimum lease payments in the Company's capital lease tests and in determining straight-line rent expense for operating leases

Pre-Opening Costs

The costs of start-up activities, including organization costs, related to new store openings, store remodels, expansions and relocations are expensed as incurred and included in operating, selling, general and administrative expenses on our Consolidated Statements of Income. Pre-opening costs totaled  $320 million,  $227 million and  $289 million for the years ended January 31, 2011, 2010 and 2009, respectively.

Currency Translation

The assets and liabilities of all international subsidiaries are translated from the respective local currency to the U.S. dollar using exchange rates at the balance sheet date. The income statements of international subsidiaries are translated from the respective local currencies to the U.S. dollar using average exchange rates for the period covered by the income statements. Related translation adjustments are recorded as a component of accumulated other comprehensive income (loss).

Reclassifications

In connection with the Company's finance transformation project, we reviewed and adjusted the classification of certain revenue and expense items within our Consolidated Statements of Income for financial reporting purposes. The reclassifications did not impact operating income or consolidated net income attributable to Walmart. The changes were effective February 1, 2010 and have been reflected in all periods presented.

Recent Accounting Pronouncements

A new accounting standard, effective for and adopted by the Company on February 1, 2010, changes the approach to determining the primary beneficiary of a variable interest entity ("VIE") and requires companies to assess more frequently whether they must consolidate VIEs. The adoption of this new standard did not have a material impact on our consolidated financial statements.

Note 2. Accounting Change	12 Months Ended
Jan. 31, 2011
Accounting Change
Accounting Change

Note 2. Accounting Change

Effective May 1, 2010, the Company implemented a new financial system for its operations in the United States, Canada and Puerto Rico. Concurrent with this implementation and the increased system capabilities, the Company changed the level at which it applies the retail method of accounting for inventory in these operations from 13 divisions to 49 departments. The Company believes the change is preferable because applying the retail method of accounting for inventory at the departmental level better segregates merchandise with similar cost-to-retail ratios and turnover, as well as providing a more accurate cost of goods sold and ending inventory value at the lower of cost or market for each reporting period. The retrospective application of this accounting change impacted both segment and consolidated operating income, as well as consolidated net income for all comparable periods presented.

The retrospective application of the accounting change impacted the following financial statement line items:

	Fiscal Year Ended January 31, 2010			Fiscal Year Ended January 31, 2009
(Amounts in millions, except per share data)	As Reported	Adjustments	As Adjusted	As Reported	Adjustments	As Adjusted
Consolidated Statements of Income:

Cost of sales (1)	$304,657	$(213)	$304,444	$304,056	$(115)	$303,941
Operating income	23,950	52	24,002	22,798	(31)	22,767
Provision for income taxes	7,139	17	7,156	7,145	(12)	7,133
Income from continuing operations	14,927	35	14,962	13,753	(19)	13,734
Consolidated net income attributable to Walmart	14,335	35	14,370	13,400	(19)	13,381
Basic net income per share attributable to Walmart	3.71	0.01	3.72	3.40	—	3.40
Diluted net income per share attributable to Walmart	3.70	0.01	3.71	3.39	—	3.39

(1)

The cost of sales adjustments includes  $(52) million and  $31 million pertaining to the accounting change for the fiscal years ended January 31, 2010 and 2009, respectively. Certain reclassifications that had no effect on operating income or on the consolidated net income attributable to Walmart represent the remainder of the amounts included in the cost of sales adjustment columns above.

	Fiscal Year Ended January 31, 2010
(Amounts in millions)	As Reported	Adjustments	As Adjusted
Consolidated Balance Sheets:
Inventories	$33,160	$(447)	$32,713
Prepaid expenses and other	2,980	148	3,128
Accrued income taxes	1,365	(18)	1,347
Retained earnings	66,638	(281)	66,357

Note 3. Net Income Per Common Share	12 Months Ended
Jan. 31, 2011
Net Income Per Common Share
Net Income Per Common Share

Note 3. Net Income Per Common Share

Basic net income per common share attributable to Walmart is based on the weighted-average number of outstanding common shares. Diluted net income per common share attributable to Walmart is based on the weighted-average number of outstanding common shares adjusted for the dilutive effect of share-based awards. The dilutive effect of share-based awards was 14 million, 11 million and 12 million shares in fiscal 2011, 2010 and 2009, respectively. The Company had approximately 4 million, 5 million and 6 million stock options outstanding at January 31, 2011, 2010 and 2009, respectively, which were not included in the diluted net income per common share calculation because their effect would be antidilutive.

For purposes of determining consolidated net income per common share attributable to Walmart, income from continuing operations attributable to Walmart and the income (loss) from discontinued operations, net of tax, are as follows:

	Fiscal Years Ended January 31,
(Amounts in millions)	2011	2010	2009
Income from continuing operations	$15,959	$14,962	$13,734
Less consolidated net income attributable to noncontrolling interest	(604)	(513)	(499)

Income from continuing operations attributable to Walmart	15,355	14,449	13,235
Income (loss) from discontinued operations, net of tax	1,034	(79)	146

Consolidated net income attributable to Walmart	$16,389	$14,370	$13,381

Note 4. Share-Based Compensation	12 Months Ended
Jan. 31, 2011
Share-based Compensation
Share-Based Compensation

Note 4. Share-Based Compensation

As of January 31, 2011, the Company has awarded share-based compensation to executives and other associates of the Company through various share-based compensation plans. The compensation cost recognized for all plans was  $371 million,  $335 million and  $302 million for fiscal 2011, 2010 and 2009, respectively. Virtually all of our share based compensation costs are classified as operating, selling, general and administrative expenses in the accompanying Consolidated Statements of Income. The total income tax benefit recognized for all share-based compensation plans was  $141 million,  $126 million and  $112 million for fiscal 2011, 2010 and 2009, respectively. The following table summarizes our share-based compensation expense by award type:

	Fiscal Years Ended January 31,
(Amounts in millions)	2011	2010	2009

Restricted stock and performance share awards	$162	$140	$134
Restricted stock rights	157	111	74
Stock options	52	84	94

Share based compensation expense	$371	$335	$302

The Company's shareholder-approved Stock Incentive Plan of 2010 (the "Plan"), which amended and restated the Company's Stock Incentive Plan of 2005, effective June 4, 2010, was established to grant stock options, restricted (non-vested) stock, performance shares and other equity compensation awards to its associates and nonemployee directors for which 210 million shares of common stock issued or to be issued under the Plan have been registered under the Securities Act of 1933, as amended. The Company believes that such awards serve to align the interests of its associates with those of its shareholders.

Under the Plan and prior plans, substantially all stock option awards have been granted with an exercise price equal to the market price of the Company's stock at the date of grant. Options granted generally vest over five years and have a contractual term of 10 years.

The Company's United Kingdom subsidiary, ASDA, also offers two other stock option plans to its colleagues. The first plan, the ASDA Colleague Share Ownership Plan 1999 (the "CSOP"), grants options to certain colleagues. The initial CSOP grants have both a three-year and a six-year vesting with subsequent grants vesting over six years. The CSOP shares have an exercise period of two months immediately following the vesting date. The second plan, the ASDA Sharesave Plan 2000 (the "Sharesave Plan"), grants options to certain colleagues at 80% of the average market value of the three days preceding the date of grant. Sharesave options become exercisable after three years and generally expire six months after becoming exercisable. A combined 49 million shares of common stock were registered under the Securities Act of 1933, as amended, for issuance upon the exercise of stock options granted under the CSOP and the Sharesave Plan.

Restricted Stock and Performance Share Awards

Under the Plan, the Company grants various types of awards of restricted stock to certain associates. These grants include awards for shares that vest based on the passage of time, performance criteria, or both. Vesting periods vary. Restricted stock awards granted before January 1, 2008 may be settled in stock, or deferred as stock or cash, based upon the associate's election. Consequently, these awards are classified as liabilities in the accompanying Consolidated Balance Sheets, unless the associate has elected for the award to be settled or deferred in stock. Restricted stock awards issued in fiscal 2009 and thereafter generally are settled or deferred in stock.

Performance share awards under the Plan vest based on the passage of time and achievement of performance criteria. Based on the extent to which the targets are achieved, vested shares may range from 0% to 150% of the original award amount. Because the performance shares issued before January 1, 2008 may be settled in stock or cash, the performance shares are included in accrued liabilities and deferred income taxes and other in the accompanying Consolidated Balance Sheets, unless the associate has elected for the award to be settled or deferred in stock. Beginning in fiscal 2009, performance shares issued are settled or deferred in stock; therefore, they are accounted for as equity in the accompanying Consolidated Balance Sheets. The fair value of performance share awards accounted for as equity is determined on the date of grant using the stock price discounted for the expected dividend yield through the vesting period and is recognized ratably over the vesting period.

The fair value of the restricted stock and performance share liabilities is remeasured each reporting period. The total liability for restricted stock and performance share awards at January 31, 2011 and 2010 was  $12 million and  $63 million, respectively.

A summary of the Company's restricted stock and performance share award activity for fiscal 2011 presented below represents the maximum number of shares that could be earned or vested under the Plan (in thousands, except per share prices):

Restricted Stock and Performance Share Awards	Shares	Weighted- Average Grant-Date Fair Value Per Share
Restricted Stock and Performance Share Awards at February 1, 2010	14,324	$50.18
Granted	4,842	55.52
Vested	(3,533)	48.90
Forfeited	(2,016)	50.88

Restricted Stock and Performance Share Awards at January 31, 2011	13,617	$52.33

As of January 31, 2011, there was  $331 million of total unrecognized compensation cost related to restricted stock and performance share awards granted under the Plan, which is expected to be recognized over a weighted-average period of 2.3 years. The total fair value of shares vested during the fiscal years ended January 31, 2011, 2010 and 2009, was  $142 million,  $110 million and  $55 million, respectively.

Restricted Stock Rights

In fiscal 2007, the Company began issuing restricted stock rights to most associates in lieu of stock option awards. Restricted stock rights are associate rights to Company stock after a specified service period. Grants issued before fiscal 2009 typically vest over five years with 40% vesting three years from grant date and the remaining 60% vesting five years from grant date. Beginning in fiscal 2009, the vesting schedule was adjusted for new grants to 50% vesting three years from grant date and the remaining 50% vesting five years from grant date. The fair value of each restricted stock right is determined on the date of grant using the stock price discounted for the expected dividend yield through the vesting period and is recognized ratably over the vesting period. Expected dividend yield over the vesting period is based on the expected dividend yield rate over the life of the grant. The weighted average discount for the dividend yield used to determine the fair value of restricted stock rights granted in fiscal 2011, 2010 and 2009 was 9.1%, 8.5% and 6.8%, respectively.

A summary of the Company's restricted stock rights activity for fiscal 2011 presented below represents the maximum number of shares that could be earned or vested under the Plan (in thousands, except per share prices):

Restricted Stock Rights	Shares	Weighted- Average Grant-Date Fair Value Per Share
Restricted Stock Rights at February 1, 2010	14,024	$46.50
Granted	5,520	50.04
Vested	(1,177)	42.72
Forfeited	(1,529)	47.38

Restricted Stock Rights at January 31, 2011	16,838	$47.71

As of January 31, 2011, there was  $397 million of total unrecognized compensation cost related to restricted stock rights granted under the Plan, which is expected to be recognized over a weighted-average period of 2.3 years. The fair value of the restricted stock rights vested in fiscal 2011, 2010 and 2009, was  $50 million,  $49 million, and  $0 million, respectively.

Stock Options

The fair value of each stock option award is estimated on the date of grant using the Black-Scholes-Merton option valuation model that uses various assumptions for inputs, which are noted in the following table. Generally, the Company uses expected volatilities and risk-free interest rates that correlate with the expected term of the option when estimating an option's fair value. To determine the expected life of the option, the Company bases its estimates on historical exercise and expiration activity of grants with similar vesting periods. Expected volatility is based on historical volatility of our stock. The expected risk-free interest rate is based on the U.S. Treasury yield curve at the time of the grant. The expected dividend yield over the vesting period is based on the expected dividend yield rate over the life of the grant. The following table represents the weighted-average assumptions used by the Company to estimate the fair values of the Company's stock options at the grant dates:

	Fiscal Years Ended January 31,
	2011	2010	2009
Dividend yield	2.3%	2.1%	1.9%
Volatility	17.1%	18.7%	16.7%
Risk-free interest rate	1.8%	1.4%	2.0%
Expected life in years	3.1	3.1	3.4
Weighted average fair value of options granted	$12.53	$10.41	$9.97

Stock options granted during fiscal 2011 were primarily issued under the Sharesave Plan. A summary of the stock option award activity for fiscal 2011 is presented below (in thousands, except years and per share prices):

Stock Options	Shares	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Life in Years	Aggregate Intrinsic Value
Outstanding at February 1, 2010	41,959	$49.32
Granted	1,921	43.79
Exercised	(7,868)	47.66
Forfeited or expired	(2,626)	49.85

Outstanding at January 31, 2011	33,386	49.35	4.2	$228,076

Exercisable at January 31, 2011	23,793	$51.31	3.2	$117,319

As of January 31, 2011, there was  $42 million of total unrecognized compensation cost related to stock options granted under the Plan, which is expected to be recognized over a weighted-average period of 1.2 years. The following table includes additional information related to stock options:

	Fiscal Years Ended January 31,
(Amounts in millions)	2011	2010	2009
Fair value of stock options vested	$54	$79	$107
Intrinsic value of stock options excercised	51	39	173
Proceeds from stock option exercised	205	111	585

Note 5. Restructuring Charges	12 Months Ended
Jan. 31, 2011
Restructuring Charges
Restructuring Charges

Note 5. Restructuring Charges

In the fourth quarter of fiscal 2010, the Company announced several organizational changes, including the closure of 10 Sam's Clubs, designed to strengthen and streamline our operations. As a result, the Company recorded  $260 million in pre-tax restructuring charges as follows:

	Fiscal Year Ended January 31, 2010
(Amounts in millions)	Asset Impairment	Severance Costs	Total
Walmart U.S.	$—	$73	$73
Sam's Club	133	41	174
Other	—	13	13

Total	$133	$127	$260

The asset impairment charges generally relate to the real estate of the Sam's Club closures, which was written down to their estimated fair value of  $46 million. The fair value was determined based on comparable market values of similar properties or on a rental income approach, using Level 2 inputs of the three-tier fair value hierarchy discussed in Note 8.

The pre-tax restructuring charges of  $260 million are classified in operating, selling, general and administrative expenses on the accompanying Consolidated Statement of Income for the fiscal year ended January 31, 2010. At January 31, 2010, we had  $127 million of severance costs included in accrued liabilities on the accompanying Consolidated Balance Sheet. These severance costs were paid during fiscal 2011.

Note 6. Accrued Liabilities	12 Months Ended
Jan. 31, 2011
Accrued Liabilities
Accrued Liabilities

Note 6. Accrued Liabilities

Accrued liabilities consist of the following:

As of January 31,
(Amounts in millions)	2011	2010
Accrued wages and benefits(1)	$5,895	$5,986
Self-insurance(2)	3,447	3,224
Other(3)	9,359	9,524

Total accrued liabilities	$18,701	$18,734

(1)	Accrued wages and benefits include accrued wages, salaries, vacation, bonuses and other incentive plans.
(2)	Self-insurance consists of all insurance-related liabilities, such as workers' compensation, general liability, vehicle liability, property and employee related health care benefits.
(3)	Other accrued liabilities consists of various items such as accrued taxes, maintenance, utilities, advertising, interest, and severance liabilities.

Note 7. Short-term Borrowings and Long-term Debt	12 Months Ended
Jan. 31, 2011
Short-term Borrowings and Long-term Debt
Short-term Borrowings and Long-term Debt

Note 7. Short-term Borrowings and Long-term Debt

Information on short-term borrowings and interest rates is as follows:

	Fiscal Years Ended January 31,
(Dollar amounts in millions)	2011	2010	2009
Maximum amount outstanding at any month-end	$9,282	$4,536	$7,866
Average daily short-term borrowings	4,020	1,596	4,520
Weighted-average interest rate	0.2%	0.5%	2.1%

Short-term borrowings consist of commercial paper and lines of credit. Short-term borrowings outstanding at January 31, 2011 and 2010 were  $1.0 billion and  $523 million, respectively. The Company has certain lines of credit totaling  $11.5 billion, most of which were undrawn as of January 31, 2011 and is committed with 28 financial institutions. In conjunction with these lines of credit, the Company has agreed to observe certain covenants, the most restrictive of which relates to maximum amounts of secured debt and long-term leases. Committed lines of credit are primarily used to support commercial paper. The portion of committed lines of credit used to support commercial paper remained undrawn as of January 31, 2011. The committed lines of credit mature at various times between June 2011 and June 2012, carry interest rates in some cases equal to the Company's one-year credit default swap mid-rate spread and is constricted between LIBOR plus 10 basis and LIBOR plus 75 basis points, and incur commitment fees of 2.5 to 10.0 basis points.

The Company had trade letters of credit outstanding totaling  $2.6 billion and  $2.4 billion at January 31, 2011 and 2010, respectively. At January 31, 2011 and 2010, the Company had standby letters of credit outstanding totaling  $2.0 billion and  $2.4 billion, respectively. These letters of credit were issued primarily for the purchase of inventory and self-insurance purposes.

Long-term debt consists of the following:

		January 31, 2011		January 31, 2010
(In millions of U.S. dollars)	Maturity Dates By Fiscal Year	Amount	Average Rate (1)	Amount	Average Rate (1)

Unsecured Debt
Fixed		$29,945	4.7%	$21,995	5.2%
Variable		500	5.0%	1,000	5.6%

Total Denominated U.S. Dollar	2012-2041	30,445		22,995

Fixed		1,369	4.9%	1,386	4.9%
Variable		—	—	—	—

Total Denominated Euro	2030	1,369		1,386

Fixed		6,402	5.2%	6,390	5.2%
Variable		—	—	—	—

Total Denominated Sterling	2013-2039	6,402		6,390

Fixed		3,085	1.5%	2,029	1.7%
Variable		2,242	1.1%	2,810	0.5%

Total Denominated Yen	2012-2021	5,327		4,839

Total Unsecured Debt		43,543		35,610

Total Other Debt (in USD)(2)	2012-2029	1,537		1,411

Total Debt		45,080		37,021

Less amounts due within one year		(4,655)		(4,050)
Derivative fair value adjustments		267		260

Long-term Debt		$40,692		$33,231

(1)	The average rate represents the weighted-average stated rate for each corresponding debt category, based on year-end balances and year-end local currency interest rates. Our interest costs are also impacted by certain derivative financial instruments described in Note 9.
(2)	A portion of other debt includes secured debt in the amount of $303 million, which is collateralized by property with an aggregate carrying amount of approximately $1.1 billion.

The Company has  $500 million in debt with embedded put options. The issuance of money market puttable reset securities in the amount of  $500 million is structured to be remarketed in connection with the annual reset of the interest rate. If, for any reason, the remarketing of the notes does not occur at the time of any interest rate reset, the holders of the notes must sell, and the Company must repurchase, the notes at par. This issuance has been classified as long-term debt due within one year in the Consolidated Balance Sheets. Annual maturities of long-term debt during the next five years and thereafter are as follows:

(Amounts in millions)	Annual
Fiscal Year	Maturity
2012	$4,655
2013	1,744
2014	5,113
2015	2,832
2016	4,662
Thereafter	26,074

Total	$45,080

Note 8. Fair Value Measurements	12 Months Ended
Jan. 31, 2011
Fair Value Measurements
Fair Value Measurements

Note 8. Fair Value Measurements

The Company records and discloses certain financial and non-financial assets and liabilities at their fair value. The fair value of an asset is the price at which the asset could be sold in an orderly transaction between unrelated, knowledgeable and willing parties able to engage in the transaction. A liability's fair value is defined as the amount that would be paid to transfer the liability to a new obligor in a transaction between such parties, not the amount that would be paid to settle the liability with the creditor.

Assets and liabilities recorded at fair value are measured using a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. These tiers include:

•	Level 1 - observable inputs such as quoted prices in active markets;

•	Level 2 - inputs other than quoted prices in active markets that are either directly or indirectly observable; and

•	Level 3 - unobservable inputs in which little or no market data exists, therefore requiring the Company to develop its own assumptions.

The disclosure of fair value of certain financial assets and liabilities recorded at cost is as follows:

Cash and cash equivalents: The carrying value approximates fair value due to the short maturity of these instruments.

Short-term debt: The carrying value approximates fair value due to the short maturity of these instruments.

Long-term debt: The fair value is based on the Company's current incremental borrowing rate for similar types of borrowing arrangements or, where applicable, quoted market prices. The carrying value and fair value of the Company's debt as of January 31, 2011 and 2010 is as follows:

	January 31, 2011		January 31, 2010
(Amounts in millions)	Carrying Value	Fair Value	Carrying Value	Fair Value
Long-term debt, including amounts due within one year	$45,347	$47,012	$37,281	$39,055

Additionally, as of January 31, 2011 and 2010, the Company held certain derivative asset and liability positions that are required to be measured at fair value on a recurring basis. The majority of the Company's derivative instruments relate to interest rate swaps. The fair values of these interest rate swaps have been measured in accordance with Level 2 inputs of the fair value hierarchy, using the income approach. Related inputs include the relevant interest rate and foreign currency forward curves. As of January 31, 2011 and 2010, the notional amounts and fair values of these interest rate swaps are as follows (asset/(liability)):

(Amounts in millions)	January 31, 2011		January 31, 2010
	Notional Amount	Fair Value	Notional Amount	Fair Value
Receive fixed-rate, pay floating-rate interest rate swaps designated as fair value hedges	$4,445	$267	$4,445	$260
Receive fixed-rate, pay fixed-rate cross-currency interest rate swaps designated as net investment hedges (Cross-currency notional amount: GBP 795 at January 31, 2011 and 2010)	1,250	233	1,250	189
Receive floating-rate, pay fixed-rate interest rate swaps designated as cash flow hedges	1,182	(18)	638	(20)
Receive fixed-rate, pay fixed-rate cross-currency interest rate swaps designated as cash flow hedges	2,902	238	2,902	286

Total	$9,779	$720	$9,235	$715

The fair values above are the estimated amounts the Company would receive or pay upon a termination of the agreements relating to such instruments as of the reporting dates.

Note 9. Derivative Financial Instruments	12 Months Ended
Jan. 31, 2011
Derivative Financial Instruments
Derivative Financial Instruments

Note 9. Derivative Financial Instruments

The Company uses derivative financial instruments for hedging and non-trading purposes to manage its exposure to changes in interest and currency exchange rates, as well as to maintain an appropriate mix of fixed- and floating-rate debt. Use of derivative financial instruments in hedging programs subjects the Company to certain risks, such as market and credit risks. Market risk represents the possibility that the value of the derivative instrument will change. In a hedging relationship, the change in the value of the derivative is offset to a great extent by the change in the value of the underlying hedged item. Credit risk related to derivatives represents the possibility that the counterparty will not fulfill the terms of the contract. The notional, or contractual amount of the Company's derivative financial instruments is used to measure interest to be paid or received and does not represent the Company's exposure due to credit risk. Credit risk is monitored through established approval procedures, including setting concentration limits by counterparty, reviewing credit ratings and requiring collateral (generally cash) from the counterparty when appropriate.

The Company's transactions are with counterparties rated "A" or better by nationally recognized credit rating agencies. In connection with various derivative agreements with counterparties, the Company held cash collateral from these counterparties of  $344 million and  $323 million at January 31, 2011 and 2010, respectively. It is the Company's policy to record cash collateral exclusive of any derivative asset, and any collateral holdings are reflected in the Company's accrued liabilities as amounts due to the counterparties. Furthermore, as part of the master netting arrangements with these counterparties, the Company is also required to post collateral if the derivative liability position exceeds  $150 million. The Company has no outstanding collateral postings and in the event of providing cash collateral, the Company would record the posting as a receivable exclusive of any derivative liability.

When the Company uses derivative financial instruments for the purpose of hedging its exposure to interest and currency exchange rates, the contract terms of a hedged instrument closely mirror those of the hedged item, providing a high degree of risk reduction and correlation. Contracts that are effective at meeting the risk reduction and correlation criteria are recorded using hedge accounting. If a derivative instrument is a hedge, depending on the nature of the hedge, changes in the fair value of the instrument will either be offset against the change in fair value of the hedged assets, liabilities or firm commitments through earnings or be recognized in accumulated other comprehensive income (loss) until the hedged item is recognized in earnings. The ineffective portion of an instrument's change in fair value will be immediately recognized in earnings during the period. Instruments that do not meet the criteria for hedge accounting, or contracts for which the Company has not elected hedge accounting, are valued at fair value with unrealized gains or losses reported in earnings during the period of change.

Fair Value Instruments

The Company is party to receive fixed-rate, pay floating-rate interest rate swaps to hedge the fair value of fixed-rate debt. Under certain swap agreements, the Company pays floating-rate interest and receives fixed-rate interest payments periodically over the life of the instruments. The notional amounts are used to measure interest to be paid or received and do not represent the exposure due to credit loss. The Company's interest rate swaps that receive fixed-interest rate payments and pay floating-interest rate payments are designated as fair value hedges. As the specific terms and notional amounts of the derivative instruments match those of the instruments being hedged, the derivative instruments were assumed to be perfectly effective hedges and all changes in fair value of the hedges were recorded in long-term debt and accumulated other comprehensive income (loss) on the accompanying Consolidated Balance Sheets with no net impact on the Consolidated Statements of Income. These fair value instruments will mature on various dates ranging from February 2011 to May 2014.

Net Investment Instruments

The Company is party to cross-currency interest rate swaps that hedge its net investment in the United Kingdom. The agreements are contracts to exchange fixed-rate payments in one currency for fixed-rate payments in another currency. All changes in the fair value of these instruments are recorded in accumulated other comprehensive income (loss), offsetting the currency translation adjustment that is also recorded in accumulated other comprehensive income (loss). These instruments will mature on dates ranging from October 2023 to February 2030.

The Company has approximately £3.0 billion of outstanding debt that is designated as a hedge of the Company's net investment in the United Kingdom as of January 31, 2011 and 2010. The Company also has outstanding, approximately ¥437.0 billion of debt that is designated as a hedge of the Company's net investment in Japan at January 31, 2011 and 2010. Any translation of non-U.S.-denominated debt is recorded in accumulated other comprehensive income (loss), offsetting the currency translation adjustment that is also recorded in accumulated other comprehensive income (loss). These instruments will mature on dates ranging from May 2011 to January 2039.

Cash Flow Instruments

The Company is party to receive floating-rate, pay fixed-rate interest rate swaps to hedge the interest rate risk of certain non-U.S.-denominated debt. The swaps are designated as cash flow hedges of interest expense risk. Changes in the non-U.S. benchmark interest rate result in reclassification of amounts from accumulated other comprehensive income (loss) to earnings to offset the floating-rate interest expense. These cash flow instruments will mature on dates ranging from August 2013 to July 2015.

The Company is also party to receive fixed-rate, pay fixed-rate cross-currency interest rate swaps to hedge the currency exposure associated with the forecasted payments of principal and interest of non-U.S.-denominated debt. The swaps are designated as cash flow hedges of the currency risk related to payments on the non-U.S.-denominated debt. Changes in the currency exchange rate result in reclassification of amounts from accumulated other comprehensive income (loss) to earnings to offset the remeasurement gain (loss) on the non-U.S.-denominated debt. These cash flow instruments will mature on dates ranging from September 2029 to March 2034. Any ineffectiveness with these instruments has been and is expected to be immaterial.

Financial Statement Presentation

Hedging instruments with an unrealized gain are recorded on the Consolidated Balance Sheets as either a current or a non-current asset, based on maturity date, and those hedging instruments with an unrealized loss are recorded as either a current or a non-current liability, based on maturity date.

As of January 31, 2011 and 2010, our financial instruments were classified as follows in the accompanying Consolidated Balance Sheets:

	January 31, 2011			January 31, 2010
(Amounts in millions)	Fair Value Instruments	Net Investment Hedge	Cash Flow Instruments	Fair Value Instruments	Net Investment Hedge	Cash Flow Instruments
Balance Sheet Classification:
Other assets and deferred charges	$267	$233	$238	$260	$189	$286

Assets subtotals	$267	$233	$238	$260	$189	$286

Long-term debt	$267	$—	$—	$260	$—	$—
Deferred income taxes and other	—	—	18	—	—	20

Liability subtotals	$267	$—	$18	$260	$—	$20

Note 10. Taxes	12 Months Ended
Jan. 31, 2011
Taxes
Taxes

Note 10. Taxes

Income from Continuing Operations

The components of income from continuing operations before income taxes are as follows:

	Fiscal Years Ended January 31,
(Amounts in millions)	2011	2010	2009
U.S.	$18,398	$17,705	$16,212
Non-U.S.	5,140	4,413	4,655

Total income from continuing operations before income taxes	$23,538	$22,118	$20,867

A summary of the provision for income taxes is as follows:

	Fiscal Years Ended January 31,
(Amounts in millions)	2011	2010 As Adjusted	2009 As Adjusted
Current:
U.S. federal	$4,600	$5,798	$4,771
U.S. state and local	637	599	564
International	1,466	1,246	1,229

Total current tax provision	6,703	7,643	6,564

Deferred:
U.S. federal	818	(432)	603
U.S. state and local	39	78	41
International	19	(133)	(75)

Total deferred tax provision	876	(487)	569

Total provision for income taxes	$7,579	$7,156	$7,133

Effective Tax Rate Reconciliation

A reconciliation of the significant differences between the U.S. statutory tax rate and the effective income tax rate on pretax income from continuing operations is as follows:

	Fiscal Years Ended January 31,
	2011	2010	2009
U.S. statutory tax rate	35.0%	35.0%	35.0%
U.S. state income taxes, net of federal income tax benefit	1.9%	2.0%	1.9%
Income taxed outside the U.S.	-2.2%	-1.6%	-1.7%
Net impact of repatriated international earnings	-1.5%	-3.4%	-1.1%
Other, net	-1.0%	0.4%	0.1%

Effective income tax rate	32.2%	32.4%	34.2%

Deferred Taxes

The significant components of our deferred tax account balances are as follows:

	January 31,
(Amounts in millions)	2011	2010
Deferred tax assets:
Loss and tax credit carryforwards	$2,968	$2,713
Accrued liabilities	3,532	3,141
Share-based compensation	332	267
Other	708	751

Total deferred tax assets	7,540	6,872
Valuation allowance	(2,899)	(2,167)

Deferred tax assets, net of valuation allowance	$4,641	$4,705

Deferred tax liabilities:
Property and equipment	$4,848	$4,015
Inventories	1,014	972
Other	474	609

Total deferred tax liabilities	6,336	5,596

Net deferred tax liabilities	$1,695	$891

The deferred taxes noted above are classified as follows in the accompanying Consolidated Balance Sheets:

	January 31,
(Amounts in millions)	2011	2010
Balance Sheet Classification:
Assets:
Prepaid expenses and other	$1,636	$1,534
Other assets and deferred charges	327	331

Asset subtotals	1,963	1,865

Liabilities:
Accrued liabilities	17	34
Deferred income taxes and other	3,641	2,722

Liability subtotals	3,658	2,756

Net deferred tax liabilities	$1,695	$891

Unremitted Earnings

United States income taxes have not been provided on accumulated but undistributed earnings of the Company's international subsidiaries of approximately  $17.0 billion and  $13.7 billion as of January 31, 2011 and 2010, respectively, as the Company intends to permanently reinvest these amounts outside of the United States. However, if any portion were to be distributed, the related U.S. tax liability may be reduced by foreign income taxes paid on those earnings. Determination of the unrecognized deferred tax liability related to these undistributed earnings is not practicable because of the complexities with its hypothetical calculation.

Net Operating Losses, Tax Credit Carryforwards and Valuation Allowances

At January 31, 2011, the Company had U.S. capital loss carryforwards of  $776 million and international net operating loss and capital loss carryforwards totaling approximately  $4.1 billion. The U.S. capital loss carryforward will expire, if not utilized, in 2012. Of the international carryforwards, approximately  $2.3 billion will expire, if not utilized, in various years through 2021. The remaining international carryforwards have no expiration. At January 31, 2011, the Company had foreign tax credit carryforwards of  $1.3 billion, which will expire in various years through 2021 if not utilized.

As of January 31, 2011, the Company has provided a valuation allowance of approximately  $2.9 billion on deferred tax assets associated primarily with net operating loss and capital loss carryforwards for which management has determined it is more likely than not that the deferred tax asset will not be realized. The  $732 million net change in the valuation allowance during fiscal 2011 related to releases arising from the use of net operating loss carryforwards, increases in capital loss carryforwards, international net operating losses arising in fiscal 2011 and fluctuations in currency exchange rates. Management believes that it is more likely than not that the remaining deferred tax assets will be fully realized.

Uncertain Tax Positions

The benefits of uncertain tax positions are recorded in our financial statements only after determining a more-likely-than-not probability that the uncertain tax positions will withstand challenge, if any, from taxing authorities.

As of January 31, 2011 and 2010, the amount of unrecognized tax benefits related to continuing operations was  $795 million and  $1.0 billion, respectively, of which, the amount of unrecognized tax benefits that would affect the Company's effective tax rate is  $687 million and  $671 million for January 31, 2011 and 2010, respectively.

A reconciliation of unrecognized tax benefits from continuing operations is as follows:

	Fiscal Years Ended January 31,
(Amounts in millions)	2011	2010	2009
Unrecognized tax benefit, beginning of year	$1,019	$1,017	$868
Increases related to prior year tax positions	101	129	296
Decreases related to prior year tax positions	(61)	(33)	(34)
Increases related to current year tax positions	199	246	129
Settlements during the period	(453)	(340)	(238)
Lapse in statutes of limitations	(10)	—	(4)

Unrecognized tax benefit, end of year	$795	$1,019	$1,017

The Company classifies interest and penalties related to uncertain tax benefits as interest expense and as operating, selling, general and administrative expenses, respectively. During fiscal 2011, 2010 and 2009, the Company recognized interest related to uncertain tax positions of  $45 million,  $88 million and  $109 million, respectively. At January 31, 2011 and 2010, the Company had accrued interest related to uncertain tax positions of  $205 million and  $231 million, respectively, and  $2 million of accrued penalties. There were no changes to accrued penalties recognized during the year.

During the next twelve months, it is reasonably possible that tax audit resolutions could reduce unrecognized tax benefits by between  $330 million and  $420 million, either because the tax positions are sustained on audit or because the Company agrees to their disallowance. The Company does not expect any change to have a significant impact on our consolidated financial statements.

The Company is subject to income tax examinations for its U.S. federal income taxes generally for the fiscal years 2009 through 2011. The Company is also subject to income tax examinations for international income taxes for the tax years 2003 through 2010, and for state and local income taxes for the fiscal years generally 2006 through 2009.

Discontinued Operations

At January 31, 2010, the Company had an unrecognized tax benefit of  $1.7 billion related to an ordinary worthless stock deduction from the fiscal 2007 disposition of its German operations. During the fourth quarter of fiscal 2011, this matter was effectively settled with the Internal Revenue Service, which resulted in the reclassification of the deduction as an ordinary loss, a capital loss that the Company has fully offset with a valuation allowance, and a reduction in the accumulated but undistributed earnings of an international subsidiary. In connection with this settlement, the Company recorded a  $1.0 billion tax benefit in discontinued operations on our Consolidated Statements of Income (see Note 15) and a reduction of our accrued income tax liability in our Consolidated Balance Sheet at January 31, 2011.

Other Taxes

Additionally, the Company is subject to tax examinations for payroll, value added, sales-based and other non-income taxes. A number of these examinations are ongoing and, in certain cases, have resulted in assessments from the taxing authorities. Where appropriate, the Company has made accruals for these matters which are reflected in the Company's consolidated financial statements. While these matters are individually immaterial, a group of related matters, if decided adversely to the Company, may result in a liability material to the Company's consolidated financial statements.

Note 11. Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Jan. 31, 2011
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss)

Note 11. Accumulated Other Comprehensive Income (Loss)

Amounts included in accumulated other comprehensive income (loss) for the Company's derivative instruments and minimum pension liabilities are recorded net of their related income tax effects. The following table provides further detail regarding changes in the composition of accumulated other comprehensive income (loss) for the fiscal years ended January 31, 2011, 2010 and 2009:

	Currency Translation	Derivative Instruments	Minimum Pension Liability	Total
(Amounts in millions)
Balances at February 1, 2008	$4,093	$—	$(229)	$3,864
Currency translation adjustment	(6,489)	—	—	(6,489)
Net change in fair value of derivatives	—	(17)	—	(17)
Subsidiary minimum pension liability	—	—	(46)	(46)

Balances at January 31, 2009	(2,396)	(17)	(275)	(2,688)
Currency translation adjustment	2,744	—	—	2,744
Net change in fair value of derivatives	—	94	—	94
Subsidiary minimum pension liability	—	—	(220)	(220)

Balances at January 31, 2010	348	77	$(495)	(70)
Currency translation adjustment	878	—	—	878
Net change in fair value of derivatives	—	(17)	—	(17)
Subsidiary minimum pension liability	—	—	(145)	(145)

Balances at January 31, 2011	$1,226	$60	$(640)	$646

The currency translation adjustment includes a net translation loss of  $1.0 billion and  $545 million and a gain of  $1.2 billion at January 31, 2011, 2010 and 2009, respectively, related to net investment hedges of our operations in the United Kingdom and Japan. We reclassified  $(14) million and  $83 million, respectively, in fiscal 2011 and 2010 from accumulated other comprehensive income (loss) to earnings to offset currency translation losses on the re-measurement of non-U.S. denominated debt.

Note 12. Legal Proceedings	12 Months Ended
Jan. 31, 2011
Legal Proceedings
Legal Proceedings

Note 12. Legal Proceedings

The Company is involved in a number of legal proceedings. The Company has made accruals with respect to these matters, where appropriate, which are reflected in the Company's consolidated financial statements. For some matters, the amount of liability is not probable or the amount cannot be reasonably estimated and therefore accruals have not been made. However, where a liability is reasonably possible and material, such matters have been disclosed. The Company may enter into discussions regarding settlement of these matters, and may enter into settlement agreements, if it believes settlement is in the best interest of the Company's shareholders. The matters, or groups of related matters, discussed below, if decided adversely to or settled by the Company, individually or in the aggregate, may result in liability material to the Company's financial condition or results of operations.

Wage-and-Hour Class Action: The Company is a defendant in Braun/Hummel v. Wal-Mart Stores, Inc., a class action lawsuit commenced in March 2002 in the Court of Common Pleas in Philadelphia, Pennsylvania. The plaintiffs allege that the Company failed to pay class members for all hours worked and prevented class members from taking their full meal and rest breaks. On October 13, 2006, a jury awarded back-pay damages to the plaintiffs of approximately  $78 million on their claims for off-the-clock work and missed rest breaks. The jury found in favor of the Company on the plaintiffs' meal-period claims. On November 14, 2007, the trial judge entered a final judgment in the approximate amount of  $188 million, which included the jury's back-pay award plus statutory penalties, prejudgment interest and attorneys' fees. The Company believes it has substantial factual and legal defenses to the claims at issue, and on December 7, 2007, the Company filed its Notice of Appeal.

Gender Discrimination Class Action: The Company is a defendant in Dukes v. Wal-Mart Stores, Inc., a class-action lawsuit commenced in June 2001 in the United States District Court for the Northern District of California. The complaint alleges that the Company has engaged in a pattern and practice of discriminating against women in promotions, pay, training and job assignments. The complaint seeks, among other things, injunctive relief, front pay, back pay, punitive damages and attorneys' fees. On June 21, 2004, the district court issued an order granting in part and denying in part the plaintiffs' motion for class certification. The class, which was certified by the district court for purposes of liability, injunctive and declaratory relief, punitive damages and lost pay, subject to certain exceptions, includes all women employed at any Wal-Mart domestic retail store at any time since December 26, 1998, who have been or may be subjected to the pay and management track promotions policies and practices challenged by the plaintiffs.

On August 31, 2004, the United States Court of Appeals for the Ninth Circuit granted the Company's petition for discretionary review of the ruling. On February 6, 2007, a divided three-judge panel of the court of appeals issued a decision affirming the district court's certification order. On February 20, 2007, the Company filed a petition asking that the decision be reconsidered by a larger panel of the court. On December 11, 2007, the three-judge panel withdrew its opinion of February 6, 2007, and issued a revised opinion. As a result, the Company's Petition for Rehearing En Banc was denied as moot. The Company filed a new Petition for Rehearing En Banc on January 8, 2008. On February 13, 2009, the court of appeals issued an Order granting the Petition. On April 26, 2010, the Ninth Circuit issued a divided (6-5) opinion affirming certain portions of the district court's ruling and reversing other portions. On August 25, 2010, the Company filed a petition for a writ of certiorari to the United States Supreme Court seeking review of the Ninth Circuit's decision. On December 6, 2010, the Supreme Court granted the Company's petition for writ of certiorari. The Company filed its Brief for Petitioner on January 20, 2011; the Brief for Respondents was filed on February 22, 2011; and oral argument was held on March 29, 2011.

If the Company is not successful in its appeal of class certification, or an appellate court issues a ruling that allows for the certification of a class or classes with a different size or scope, and if there is a subsequent adverse verdict on the merits from which there is no successful appeal, or in the event of a negotiated settlement of the litigation, the resulting liability could be material to the Company's financial condition or results of operations. The plaintiffs also seek punitive damages which, if awarded, could result in the payment of additional amounts material to the Company's financial condition or results of operations. However, because of the uncertainty of the outcome of the appeal, because of the uncertainty of the balance of the proceedings contemplated by the district court, and because the Company's liability, if any, arising from the litigation, including the size of any damages awarded if plaintiffs are successful in the litigation or any negotiated settlement, could vary widely, the Company cannot reasonably estimate the possible loss or range of loss that may arise from the litigation.

Hazardous Materials Investigations: On November 8, 2005, the Company received a grand jury subpoena from the United States Attorney's Office for the Central District of California, seeking documents and information relating to the Company's receipt, transportation, handling, identification, recycling, treatment, storage and disposal of certain merchandise that constitutes hazardous materials or hazardous waste. The Company has been informed by the U.S. Attorney's Office for the Central District of California that it is a target of a criminal investigation into potential violations of the Resource Conservation and Recovery Act ("RCRA"), the Clean Water Act and the Hazardous Materials Transportation Statute. This U.S. Attorney's Office contends, among other things, that the use of Company trucks to transport certain returned merchandise from the Company's stores to its return centers is prohibited by RCRA because those materials may be considered hazardous waste. The government alleges that, to comply with RCRA, the Company must ship from the store certain materials as "hazardous waste" directly to a certified disposal facility using a certified hazardous waste carrier. The U.S. Attorney's Office in the Northern District of California subsequently joined in this investigation. The Company contends that the practice of transporting returned merchandise to its return centers for subsequent disposition, including disposal by certified facilities, is compliant with applicable laws and regulations. While management cannot predict the ultimate outcome of this matter, management does not believe the outcome will have a material effect on the Company's financial condition or results of operations.

Note 13. Commitments	12 Months Ended
Jan. 31, 2011
Commitments
Commitments

Note 13. Commitments

The Company and certain of its subsidiaries have long-term leases for stores and equipment. Rentals (including amounts applicable to taxes, insurance, maintenance, other operating expenses and contingent rentals) under operating leases and other short-term rental arrangements were  $2.0 billion in fiscal 2011 and  $1.8 billion in each of fiscal 2010 and 2009. Aggregate minimum annual rentals at January 31, 2011, under non-cancelable leases are as follows:

(Amounts in millions)
Fiscal Year	Operating Leases	Capital Leases
2012	$1,406	$609
2013	1,336	574
2014	1,271	545
2015	1,205	496
2016	1,120	462
Thereafter	7,785	3,230

Total minimum rentals	$14,123	$5,916

Less estimated executory costs		(51)

Net minimum lease payments		5,865
Less imputed interest		(2,379)

Present value of minimum lease payments		$3,486

Certain of the Company's leases provide for the payment of contingent rentals based on a percentage of sales. Such contingent rentals were immaterial for fiscal years 2011, 2010 and 2009. Substantially all of the Company's store leases have renewal options, some of which may trigger an escalation in rentals.

In connection with certain debt financing, we could be liable for early termination payments if certain unlikely events were to occur. At January 31, 2011, the aggregate termination payment would have been  $84 million. The arrangements pursuant to which these payments could be made expire in fiscal 2019.

The Company has future lease commitments for land and buildings for approximately 424 future locations. These lease commitments have lease terms ranging from 4 to 30 years and provide for certain minimum rentals. If executed, payments under operating leases would increase by  $109 million for fiscal 2012, based on current cost estimates.

Note 14. Retirement-Related Benefits	12 Months Ended
Jan. 31, 2011
Retirement-Related Benefits
Retirement-Related Benefits

Note 14. Retirement-Related Benefits

The Company maintains separate Profit Sharing and 401(k) Plans for associates in the United States and Puerto Rico, under which associates generally become participants following one year of employment. Through fiscal 2011, the Profit Sharing component of the plan was entirely funded by the Company, and the Company made an additional contribution to the associates' 401(k) component of the plan. In addition to the Company's contributions, associates could elect to contribute a percentage of their earnings to the 401(k) component of the plan.

Beginning in fiscal 2012, the Company will offer a safe harbor 401(k) plan to all eligible United States associates. The Company will match 100% of participant contributions up to 6% of annual eligible earnings. The Company will offer the same matching contribution to all eligible Puerto Rico associates. The matching contributions will immediately vest at 100% for each associate. Participants can contribute up to 50% of their pretax earnings, but not more than the statutory limits. Participants age 50 or older may defer additional earnings in catch-up contributions up to the maximum statutory limits.

Annual contributions made by the Company to the United States and Puerto Rico Profit Sharing and 401(k) Plans are made at the sole discretion of the Company. Contribution expense associated with these plans was  $1.1 billion in fiscal 2011 and 2010 and  $1.0 billion in fiscal 2009.

Employees in international countries who are not U.S. citizens are covered by various post-employment benefit arrangements. These plans are administered based upon the legislative and tax requirements in the countries in which they are established. Annual contributions to international retirement savings and profit sharing plans are made at the discretion of the Company, and were  $221 million,  $218 million and  $210 million in fiscal 2011, 2010 and 2009, respectively.

The Company's subsidiaries in the United Kingdom and Japan have defined benefit pension plans. The plan in the United Kingdom was underfunded by  $494 million and  $339 million at January 31, 2011 and 2010, respectively. The plan in Japan was underfunded by  $309 million and  $249 million at January 31, 2011 and 2010, respectively. These underfunded amounts have been recorded in "Deferred income taxes and other" in our Consolidated Balance Sheets at January 31, 2011 and 2010. Certain other international operations have defined benefit arrangements that are not significant.

In February 2011, ASDA and the trustees of ASDA's defined benefit plan agreed to remove future benefit accruals from the plan and, with the consent of a majority of the plan participants, also removed the link between past accrual and future pay increases. In return, ASDA will pay £43 million (approximately  $70 million) in compensation costs to the plan participants. This curtailment charge will be recorded in expense in the first quarter of fiscal 2012.

Note 15. Acquisitions, Investments and Disposals	12 Months Ended
Jan. 31, 2011
Acquisitions, Investments and Disposals
Acquisitions, Investments and Disposals

Note 15. Acquisitions, Investments and Disposals

Acquisitions and Investments

Bounteous Company Limited ("BCL"): In February 2007, the Company purchased an initial 35% interest in BCL, which operates in China under the Trust-Mart banner. The Company paid  $264 million for its initial 35% interest and, as additional consideration, paid  $376 million to extinguish a third-party loan issued to the selling BCL shareholders that was secured by the pledge of the remaining equity of BCL. Concurrent with its initial investment in BCL, the Company entered into a Shareholders' Agreement, which provides the Company with voting rights associated with a portion of the common stock of BCL securing the loan, amounting to an additional 30% of the aggregate outstanding shares. Pursuant to the Share Purchase Agreement, the Company was committed to purchase the remaining interest in BCL on or before November 26, 2010, subject to certain conditions. In October 2010, the Company and the selling shareholder mutually agreed to extend the closing to May 26, 2011, while certain conditions of the contract are being completed.

D&S: In January 2009, the Company completed a tender offer for the shares of D&S, acquiring approximately 58.2% of the outstanding D&S shares. As of the acquisition date, D&S had 197 stores, 10 shopping centers and 85 PRESTO financial services branches throughout Chile. The purchase price for the D&S shares in the offer was approximately  $1.55 billion, allocated as follows:

•	tangible and other assets, $2.25 billion;

•	goodwill, $1.4 billion;

•	liabilities assumed, $1.7 billion; and

•	redeemable noncontrolling interest of $395 million.

In March 2009, the Company paid  $436 million to acquire a portion of the redeemable noncontrolling interest in D&S through a second tender offer as required by the Chilean securities laws increasing its ownership stake in D&S to 74.6%. This transaction resulted in a  $148 million acquisition of that portion of the redeemable noncontrolling interest and the remaining  $288 million is reflected as a reduction of Walmart shareholders' equity. Additionally, the former D&S controlling shareholders hold a put option that is exercisable through January 2016. During the exercise period, the put option allows each former controlling shareholder the right to require the Company to purchase up to all of their shares of D&S (approximately 25.1%) at fair market value at the time of an exercise, if any.

Netto: On May 27, 2010, the Company announced an agreement with Dansk Supermarked A/S, whereby ASDA, our subsidiary in the United Kingdom, will purchase Netto Foodstores Limited. Netto operates 193 units, each averaging 8,000 square feet. On March 9, 2011, the UK Office of Fair Trading confirmed its clearance of ASDA's proposed purchase of Netto, subject to the requirement that ASDA divest 47 Netto units. The original estimated purchase price was approximately £778 million ( $1.2 billion), subject to finalizing any divestitures. The transaction is expected to close in fiscal 2012.

Massmart: On November 29, 2010, the Company announced an offer to purchase 51% of Massmart, for approximately ZAR 17 billion ( $2.3 billion). Massmart operates 288 units under several wholesale and retail banners in South Africa and 13 other sub-Saharan African countries. The transaction is subject to final regulatory approval.

Disposals

At January 31, 2010, the Company had an unrecognized tax benefit of  $1.7 billion related to a worthless stock deduction from the final 2007 disposition of its German operations. This matter was effectively settled with the Internal Revenue Service, during the fourth quarter of fiscal 2011, resulting in a  $1.0 billion tax benefit recorded in discontinued operations in our Consolidated Statement of Income. See Note 10.

During fiscal 2009, the Company initiated a restructuring program for our Japanese subsidiary, The Seiyu Ltd., to close approximately 23 stores and dispose of certain excess properties, which was substantially completed in fiscal 2010. This restructuring involved incurring costs associated with lease termination obligations, asset impairment charges and employee separation benefits. The operating results, including the restructuring and impairment charges were approximately  $79 million and  $122 million, net of tax, for the fiscal years ended January 31, 2010 and 2009, respectively, and are presented as discontinued operations in our Consolidated Statements of Income.

During fiscal 2009, the Company recognized approximately  $212 million, after tax, in operating profits and gains from the sale of Gazely Limited ("Gazely"), our commercial property development subsidiary in the United Kingdom. The operating results and gain on sale of Gazely are presented as discontinued operations on our Consolidated Statement of Income for the year ended January 31, 2009. The transaction continues to remain subject to certain indemnification obligations.

The assets, liabilities, net sales and cash flows related to our discontinued operations were not significant during fiscal years 2011, 2010 and 2009. The net income or losses related to our discontinued operations, including the gain and (losses) upon disposition, are as follows:

	Fiscal Years Ended January 31,
(Amounts in millions)	2011	2010	2009
Germany	$1,041	$—	$—
Gazeley	—	—	212
Seiyu	(7)	(79)	(122)
Other	—	—	56

	$1,034	$(79)	$146

Note 16. Segments	12 Months Ended
Jan. 31, 2011
Segments
Segments

Note 16. Segments

The Company is engaged in the operations of retail stores located in all 50 states of the United States and Puerto Rico, Argentina, Brazil, Canada, Japan, the United Kingdom, Chile, Mexico and Central America, China and India. The Company's operations are conducted in three reportable segments: (1) the Walmart U.S. segment; (2) the Walmart International segment; and (3) the Sam's Club segment. The Company defines its segments as those business units whose operating results its chief operating decision maker ("CODM") regularly reviews to analyze performance and allocate resources. The Company sells similar individual products and services in each of its segments. It is impractical to segregate and identify revenue and profits for each individual product and service.

As part of an operational realignment in fiscal 2011, the Puerto Rico operations shifted from the Walmart International segment to the respective Walmart U.S. and Sam's Club segments. The Walmart U.S. segment includes the Company's mass merchant concept in the United States and Puerto Rico operating under the "Walmart" or "Wal-Mart" brand, as well as walmart.com. The Walmart International segment consists of the Company's operations outside of the United States and Puerto Rico. The Sam's Club segment includes the warehouse membership clubs in the United States and Puerto Rico, as well as samsclub.com. All prior period segment amounts have been reclassified to conform to the current period's presentation. The amounts under the caption "Other" in the table below relating to operating income (loss) are unallocated corporate overhead items.

The Company measures the results of its segments using, among other measures, each segment's operating income which includes certain corporate overhead allocations. From time to time, the Company revises the measurement of each segment's operating income, including any corporate overhead allocations, as dictated by the information regularly reviewed by its CODM. In the first quarter of fiscal 2011, certain information systems' expenses previously included in unallocated corporate overhead have been allocated to the segment that is directly benefitting from those costs. The segment operating income is reclassified for all periods presented to conform to the current period's presentation. Information for our segments and the reconciliation to consolidated income from continuing operations before income taxes appear in the following table:

(Amounts in millions)
Fiscal Year Ended January 31, 2011	Walmart U.S.	Walmart International	Sam's Club	Other	Consolidated
Net sales	$260,261	$109,232	$49,459	$—	$418,952

Operating income (loss)	19,914	5,606	1,711	(1,689)	25,542
Interest expense, net					(2,004)

Income from continuing operations before income taxes					$23,538

Total assets of continuing operations	$89,725	$72,021	$12,531	$6,255	$180,532

Depreciation and amortization	4,619	2,184	594	244	7,641

Fiscal Year Ended January 31, 2010	Walmart U.S.	Walmart International	Sam's Club	Other	Consolidated
Net sales (1)	$259,919	$97,407	$47,806	$—	$405,132

Operating income (loss) (1)	19,313	4,901	1,515	(1,727)	24,002
Interest expense, net					(1,884)

Income from continuing operations before income taxes (1)					$22,118

Total assets of continuing operations (1)	$84,238	$66,515	$12,050	$7,464	$170,267

Depreciation and amortization	4,352	1,979	558	268	7,157

Fiscal Year Ended January 31, 2009	Walmart U.S.	Walmart International	Sam's Club	Other	Consolidated
Net sales (1)	$256,970	$96,141	$47,976	$—	$401,087

Operating income (loss) (1)	18,310	4,832	1,649	(2,024)	22,767
Interest expense, net					(1,900)

Income from continuing operations before income taxes (1)					$20,867

Total assets of continuing operations (1)	$84,362	$59,071	$12,388	$7,080	$162,901

Depreciation and amortization	4,148	1,845	543	203	6,739

(1)	As Adjusted

In the United States and Puerto Rico, long-lived assets, net, excluding goodwill and other assets and deferred charges were  $73.6 billion,  $70.7 billion and  $68.5 billion as of January 31, 2011, 2010 and 2009, respectively. In the United States and Puerto Rico, cash additions to long-lived assets were  $8.7 billion,  $8.2 billion and  $7.5 billion in fiscal 2011, 2010 and 2009, respectively.

Outside of the United States, long-lived assets, net, excluding goodwill and other assets and deferred charges were  $34.3 billion,  $31.7 billion and  $27.2 billion as of fiscal 2011, 2010 and 2009, respectively. Outside of the United States and Puerto Rico, cash additions to long-lived assets were  $4.0 billion in fiscal 2011, fiscal 2010 and 2009, respectively. The Walmart International segment includes all real estate outside the United States and Puerto Rico. The net revenues and long-lived assets of the Company's ASDA subsidiary are significant to the Walmart International segment. ASDA's net sales during fiscal 2011, 2010 and 2009 were  $31.8 billion,  $31.2 billion and  $34.0 billion, respectively. Currency exchange rate fluctuations during fiscal 2011 negatively impacted ASDA's sales by  $502 million. ASDA's long-lived assets, consisting primarily of property and equipment, net, totaled  $11.9 billion,  $12.2 billion and  $10.8 billion at January 31, 2011, 2010 and 2009, respectively.

Note 17. Subsequent Events	12 Months Ended
Jan. 31, 2011
Subsequent Events
Subsequent Events

Note 17. Subsequent Events

Dividends Declared

On March 3, 2011, our Board of Directors approved an increase in the annual dividend for fiscal 2012 to  $1.46 per share, an increase of approximately 21% over the dividends paid in fiscal 2011. Dividends per share were  $1.21 and  $1.09 in fiscal 2011 and 2010, respectively. For the fiscal year ending January 31, 2012, the annual dividend will be paid in four quarterly installments according to the following record and payable dates:

Record Date	Payable Date
March 11, 2011	April 4, 2011
May 13, 2011	June 6, 2011
August 12, 2011	September 6, 2011
December 9, 2011	January 3, 2012

Earthquake in Japan

On March 11, 2011, an earthquake of 9.0 magnitude occurred near the Northeastern coast of Japan, creating extremely destructive tsunami waves. The earthquake and tsunami waves caused extensive damage in Northeastern Japan and also affected other regions in Japan through a lack of electricity, water and transportation. We are currently unable to estimate the value of damages and the corresponding insurance recovery regarding our business in Japan although we do not believe that any damages would be material to our financial position.

Note 18. Quarterly Financial Data (Unaudited)	12 Months Ended
Jan. 31, 2011
Quarterly Financial Data (Unaudited)
Quarterly Financial Data (Unaudited)

Note 18. Quarterly Financial Data (Unaudited)

(Amounts in millions except per share data)	Fiscal Year Ended January 31, 2011
	Q1 As Adjusted(1)	Q2	Q3	Q4	Total
Net sales	$99,097	$103,016	$101,239	$115,600	$418,952
Cost of sales	74,700	77,523	75,906	87,158	315,287

Income from continuing operations	$3,444	$3,747	$3,590	$5,178	15,959
Consolidated net income	3,444	3,747	3,590	6,212	16,993
Consolidated net income attributable to Walmart	3,301	3,596	3,436	6,056	16,389

Basic net income per common share attributable to Walmart	$0.88	$0.97	$0.95	$1.71	$4.48
Diluted net income per common share attributable to Walmart	0.87	0.97	0.95	1.70	4.47

	Fiscal Year Ended January 31, 2010
	Q1 As Adjusted(1)	Q2	Q3	Q4 As Adjusted(1)	Total
Net sales	$93,471	$100,168	$98,667	$112,826	$405,132
Cost of sales	70,395	75,056	73,915	85,078	304,444

Income from continuing operations	$3,121	$3,586	$3,265	$4,990	$14,962
Consolidated net income	3,113	3,579	3,258	4,933	14,883
Consolidated net income attributable to Walmart	2,996	3,472	3,144	4,758	14,370

Basic net income per common share attributable to Walmart	$0.76	$0.89	$0.82	$1.25	$3.72
Diluted net income per common share attributable to Walmart	0.76	0.89	0.81	1.25	3.71

The sum of per share data may not agree to annual amounts due to rounding.

(1)

Effective May 1, 2010, the Company implemented a new financial system for its operations in the United States, Canada and Puerto Rico. Concurrent with this implementation and the increased system capabilities, the Company changed the level at which it applies the retail method of accounting for inventory in these operations from 13 divisions to 49 departments. The Company believes the change is preferable because applying the retail method of accounting for inventory at the departmental level better segregates merchandise with similar cost-to-retail ratios and turnover, as well as providing a more accurate cost of goods sold and ending inventory value at the lower of cost or market for each reporting period. The retrospective application of this accounting change impacted both segment and consolidated operating income, as well as consolidated net income for all comparable periods presented.

A reconciliation of the accounting change for the second and third quarters of fiscal 2010 has been reflected in the quarterly reports filed with the SEC in the respective quarters in fiscal 2011. The retrospective application of the accounting change impacted the following financial statement line items for the first quarter ended April 30, 2010 and 2009.

	Quarter Ended April 30, 2010			Quarter Ended April 30, 2009
(Amounts in millions except per share data)	As Reported	Adjustments	As Adjusted	As Reported	Adjustments	As Adjusted
Condensed Consolidated Statements of Income:
Cost of sales (1)	$74,703	$(3)	$74,700	$70,388	$7	$70,395
Operating income	5,772	(35)	5,737	5,217	(44)	5,173
Provision for income taxes	1,834	(12)	1,822	1,603	(18)	1,585
Income from continuing operations	3,467	(23)	3,444	3,147	(26)	3,121
Consolidated net income attributable to Walmart	3,324	(23)	3,301	3,022	(26)	2,996
Basic net income per share attributable to Walmart	0.88	(0.01)	0.88	0.77	(0.01)	0.76
Diluted net income per share attributable to Walmart	0.88	(0.01)	0.87	0.77	(0.01)	0.76

(1)

The cost of sales adjustments include  $35 million and  $44 million pertaining to the accounting change for the quarters ended April 30, 2010 and 2009, respectively. Certain reclassifications that had no effect on operating income or on the consolidated net income attributable to Walmart represent the remainder of the amounts included in the cost of sales adjustment columns above.

	Quarter Ended April 30, 2010			Quarter Ended April 30, 2009
(Amounts in millions)	As Reported	Adjustments	As Adjusted	As Reported	Adjustments	As Adjusted
Condensed Consolidated Balance Sheets:
Inventories	$35,503	$(482)	$35,021	$34,391	$(542)	$33,849
Prepaid expenses and other	3,291	154	3,445	3,266	179	3,445
Accrued income taxes	2,726	(22)	2,704	1,810	(22)	1,788
Retained earnings	62,486	(306)	62,180	61,556	(341)	61,215

Note 1. Summary of Significant Accounting Policies (Policy)	12 Months Ended
Jan. 31, 2011
Summary of Significant Accounting Policies
General

General

Wal-Mart Stores, Inc. ("Walmart," the "Company" or "we") operates retail stores in various formats around the world, aggregated into three reportable segments: (1) the Walmart U.S. segment; (2) the Walmart International segment; and (3) the Sam's Club segment. We are committed to saving people money so they can live better. We earn the trust of our customers every day by providing a broad assortment of quality merchandise and services at every day low prices ("EDLP") while fostering a culture that rewards and embraces mutual respect, integrity and diversity. EDLP is our pricing philosophy under which we price items at a low price every day so our customers trust that our prices will not change under frequent promotional activity. Our fiscal year ends on January 31.

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of Wal-Mart Stores, Inc. and its subsidiaries. All material intercompany accounts and transactions have been eliminated in consolidation. Investments in unconsolidated affiliates, which are 50% or less owned and do not meet the consolidation criteria of Topic 810 of the Financial Accounting Standards Codification ("ASC") are accounted for using the equity method. These investments are immaterial to our consolidated financial statements.

The Company's operations in Argentina, Brazil, Chile, China, Costa Rica, El Salvador, Guatemala, Honduras, India, Japan, Mexico, Nicaragua and the United Kingdom are consolidated using a December 31 fiscal year-end, generally due to statutory reporting requirements. There were no significant intervening events during January 2011 which materially affected the consolidated financial statements. The Company's operations in the United States and Canada are consolidated using a January 31 fiscal year-end.

Use of Estimates

Use of Estimates

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States. Those principles require management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Management's estimates and assumptions also affect the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers investments with a maturity of three months or less when purchased to be cash equivalents. All credit card, debit card and EBT transactions that process in less than seven days are classified as cash and cash equivalents. The amounts due from banks for these transactions classified as cash totaled  $1.2 billion and  $2.6 billion at January 31, 2011 and 2010, respectively. In addition, cash and cash equivalents includes restricted cash related to cash collateral holdings from various counterparties as required by certain derivative and trust agreements of  $504 million and  $469 million at January 31, 2011 and 2010, respectively.

Receivables
Receivables

Receivables consist primarily of amounts due from:

•	insurance companies resulting from our pharmacy sales;

•	banks for customer credit card, debit card and electronic bank transfers that take in excess of seven days to process;

•	suppliers for marketing or incentive programs;

•	consumer financing programs in certain international subsidiaries; and

•	real estate transactions.

We establish a reserve for uncollectible receivables based on historical trends in collection of past due amounts and write-off history. Our overall reserve for uncollectible receivables was  $252 million and  $298 million at January 31, 2011 and 2010, respectively.

Our Walmart International segment offers a limited amount of consumer credit products, principally through our subsidiaries in Chile, Canada and Mexico. At January 31, 2011, the balance of these receivables was  $673 million, net of its reserve for doubtful accounts of  $83 million, and is included in receivables, net on the accompanying consolidated balance sheet.

Inventories

Inventories

The Company values inventories at the lower of cost or market as determined primarily by the retail method of accounting, using the last-in, first-out ("LIFO") method for substantially all of the Walmart U.S. segment's merchandise inventories. The retail method of accounting results in inventory being valued at the lower of cost or market since permanent markdowns are currently taken as a reduction of the retail value of inventory. The Sam's Club segment's merchandise is valued based on the weighted-average cost using the LIFO method. Inventories for the Walmart International operations are primarily valued by the retail method of accounting and are stated using the first-in, first-out ("FIFO") method. At January 31, 2011 and 2010, our inventories valued at LIFO approximate those inventories as if they were valued at FIFO.

As discussed in Note 2, effective May 1, 2010 the Company changed the level at which it applies the retail method for valuing inventory for its operations in the United States, Canada, and Puerto Rico. The retrospective application of this accounting change impacted both segment and consolidated operating income, as well as consolidated net income for all comparable periods presented

Property and Equipment

Property and Equipment

Property and equipment are stated at cost. Gains or losses on disposition are recognized as earned or incurred. Costs of major improvements are capitalized, while costs of normal repairs and maintenance are charged to expense as incurred. Property and equipment are generally depreciated over the following estimated useful lives on a straight line basis:

Buildings and improvements	3–40 years
Fixtures and equipment	3–25 years
Transportation equipment	4–15 years

Leasehold improvements are depreciated over the shorter of the estimated useful life of the asset or the remaining expected lease term. If significant expenditures are made for leasehold improvements late in the expected term of a lease and renewal is reasonably assured, the useful life of the leasehold improvement is limited to the end of the renewal period or economic life of the asset, whichever is shorter. Depreciation expense, including amortization of property under capital leases, for fiscal years 2011, 2010 and 2009 was  $7.6 billion,  $7.2 billion and  $6.7 billion, respectively.

Capitalized Interest

Capitalized Interest

The interest costs associated with construction projects are capitalized and included as part of the cost of the project. When no debt is incurred specifically for a project, interest is capitalized on amounts expended on the project using our weighted average cost of borrowing. Capitalization of interest ceases when the project is substantially complete. Interest costs capitalized on construction projects were  $63 million,  $85 million and  $88 million in fiscal 2011, 2010 and 2009, respectively.

Long-Lived Assets

Long-Lived Assets

Long-lived assets are stated at cost. Management reviews long-lived assets for indicators of impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. The evaluation is performed at the lowest level of identifiable cash flows, which is at the individual store level or in certain circumstances a market group of stores. Undiscounted cash flows expected to be generated by the related assets are estimated over the asset's useful life based on updated projections. If the evaluation indicates that the carrying amount of the asset may not be recoverable, any potential impairment is measured based upon the fair value of the related asset or asset group as determined by an appropriate market appraisal or other valuation technique.

Goodwill and Other Acquired Intangible Assets

Goodwill and Other Acquired Intangible Assets

Goodwill represents the excess of the purchase price over the fair value of net assets acquired in business combinations and is allocated to the appropriate segment when acquired. Other acquired intangible assets are stated at the fair value acquired as determined by a valuation technique commensurate with the intended use of the related asset. Goodwill and indefinite-lived intangible assets are not amortized; rather they are evaluated for impairment annually during our fourth fiscal quarter, or whenever events or changes in circumstances indicate that the value of the asset may be impaired. Definite-lived intangible assets are considered long-lived assets and are amortized on a straight-line basis over the periods that expected economic benefits will be provided.

Goodwill is evaluated for impairment by determining the fair value of the related reporting unit. Fair value is measured based on discounted cash flow method and relative market-based approaches. The analyses require significant management judgment to evaluate the capacity of an acquired business to perform within projections. The Company has not recorded impairment charges related to goodwill.

The following table reflects goodwill activity, by operating segment, for fiscal years 2011 and 2010:

(Amounts in millions)	Walmart U.S.	Walmart International	Sam's Club	Total
February 1, 2009	$207	$14,740	$313	$15,260
Currency translation and other	—	866	—	866

January 31, 2010	207	15,606	313	16,126
Currency translation and other	—	605	—	605
Acquisitions	32	—	—	32

January 31, 2011	$239	$16,211	$313	$16,763

During fiscal 2011, Walmart U.S. completed an immaterial business acquisition that resulted in the recognition of  $32 million in goodwill.

Indefinite-lived intangible assets are included in other assets and deferred charges on the accompanying Consolidated Balance Sheets. These assets are evaluated for impairment based on their fair values using valuation techniques which are updated annually based on the most recent variables and assumptions. There were no impairment charges related to indefinite-lived intangible assets recorded during the fiscal years ended January 31, 2011, 2010 and 2009.

Self-Insurance Reserves

Self-Insurance Reserves

The Company uses a combination of insurance, self-insured retention and self-insurance for a number of risks, including, but not limited to, workers' compensation, general liability, vehicle liability, property and the Company's obligation for employee-related health care benefits. Liabilities relating to these claims associated with these risks are estimated by considering historical claims experience, including frequency, severity, demographic factors, and other actuarial assumptions. In estimating our liability for such claims, we periodically analyze our historical trends, including loss development, and apply appropriate loss development factors to the incurred costs associated with the claims. See Note 6.

Income Taxes

Income Taxes

Income taxes are accounted for under the liability method. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rate is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts more likely than not to be realized.

The Company records a liability for unrecognized tax benefits resulting from uncertain tax positions taken or expected to be taken in a tax return. The Company records interest and penalties related to unrecognized tax benefits in interest expense and operating, selling, general and administrative expenses, respectively, in the Company's Consolidated Statements of Income.

Revenue Recognition

Revenue Recognition

The Company recognizes sales revenue net of sales taxes and estimated sales returns at the time it sells merchandise to the customer. Customer purchases of shopping cards are not recognized as revenue until the card is redeemed and the customer purchases merchandise by using the shopping card. The Company also recognizes revenue from service transactions at the time the service is performed. Generally, revenue from services is classified as a component of net sales on our Consolidated Statements of Income.

Sam's Club Membership Fee Revenue Recognition

The Company recognizes Sam's Club membership fee revenue both in the United States and internationally over the term of the membership, which is 12 months. The following table summarizes membership fee activity for each of the fiscal years 2011, 2010 and 2009.

	Fiscal Years Ended January 31,
(Amounts in millions)	2011	2010	2009
Deferred membership fee revenue, beginning of year	$532	$541	$551
Cash received from members	1,074	1,048	1,044
Membership fee revenue recognized	(1,064)	(1,057)	(1,054)

Deferred membership fee revenue, end of year	$542	$532	$541

Sam's Club membership fee revenue is included in membership and other income in the revenues section of the accompanying Consolidated Statements of Income. The deferred membership fee is included in accrued liabilities on the accompanying Consolidated Balance Sheets.

Cost of Sales

Cost of Sales

Cost of sales includes actual product cost, the cost of transportation to the Company's warehouses, stores and clubs from suppliers, the cost of transportation from the Company's warehouses to the stores and clubs and the cost of warehousing for our Sam's Club segment and import distribution centers.

Payments from Suppliers

Payments from Suppliers

Walmart receives money from suppliers for various programs, primarily volume incentives, warehouse allowances and reimbursements for specific programs such as markdowns, margin protection and advertising. Substantially all payments from suppliers are accounted for as a reduction of inventory purchases and recognized in our Consolidated Statements of Income when the related inventory is sold.

Operating, Selling, General and Administrative Expenses

Operating, Selling, General and Administrative Expenses

Operating, selling, general and administrative expenses include all operating costs of the Company, except those costs related to the transportation of products from the supplier to the warehouses, stores or clubs, the costs related to the transportation of products from the warehouses to the stores or clubs and the cost of warehousing for our Sam's Club segment and import distribution centers. As a result, the majority of the cost of warehousing and occupancy for our Walmart U.S. and Walmart International segments' distribution facilities is included in operating, selling, general and administrative expenses. Because we do not include most of the cost of our Walmart U.S. and Walmart International segments' distribution facilities in cost of sales, our gross profit and gross profit as a percentage of net sales (our "gross profit margin") may not be comparable to those of other retailers that may include all costs related to their distribution facilities in cost of sales and in the calculation of gross profit.

Advertising Costs

Advertising Costs

Advertising costs are expensed as incurred and were  $2.5 billion,  $2.4 billion and  $2.1 billion in fiscal 2011, 2010 and 2009, respectively. Advertising costs consist primarily of print, television and digital advertisements. Advertising reimbursements received from suppliers are generally accounted for as a reduction of purchases and recognized in our Consolidated Statements of Income when the related inventory is sold.

Leases

Leases

The Company estimates the expected term of a lease by assuming the exercise of renewal options where an economic penalty exists that would preclude the abandonment of the lease at the end of the initial non-cancelable term and the exercise of such renewal is at the sole discretion of the Company. This expected term is used in the determination of whether a store or club lease is a capital or operating lease and in the calculation of straight-line rent expense. Additionally, the useful life of leasehold improvements is limited by the expected lease term or the economic life of the asset, whichever is shorter. If significant expenditures are made for leasehold improvements late in the expected term of a lease and renewal is reasonably assured, the useful life of the leasehold improvement is limited to the end of the renewal period or economic life of the asset, whichever is shorter.

Rent abatements and escalations are considered in the calculation of minimum lease payments in the Company's capital lease tests and in determining straight-line rent expense for operating leases

Pre-Opening Costs

Pre-Opening Costs

The costs of start-up activities, including organization costs, related to new store openings, store remodels, expansions and relocations are expensed as incurred and included in operating, selling, general and administrative expenses on our Consolidated Statements of Income. Pre-opening costs totaled  $320 million,  $227 million and  $289 million for the years ended January 31, 2011, 2010 and 2009, respectively.

Currency Translation

Currency Translation

The assets and liabilities of all international subsidiaries are translated from the respective local currency to the U.S. dollar using exchange rates at the balance sheet date. The income statements of international subsidiaries are translated from the respective local currencies to the U.S. dollar using average exchange rates for the period covered by the income statements. Related translation adjustments are recorded as a component of accumulated other comprehensive income (loss).

Reclassifications

Reclassifications

In connection with the Company's finance transformation project, we reviewed and adjusted the classification of certain revenue and expense items within our Consolidated Statements of Income for financial reporting purposes. The reclassifications did not impact operating income or consolidated net income attributable to Walmart. The changes were effective February 1, 2010 and have been reflected in all periods presented.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

A new accounting standard, effective for and adopted by the Company on February 1, 2010, changes the approach to determining the primary beneficiary of a variable interest entity ("VIE") and requires companies to assess more frequently whether they must consolidate VIEs. The adoption of this new standard did not have a material impact on our consolidated financial statements.

Note 1. Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jan. 31, 2011
Summary of Significant Accounting Policies
Estimated Useful Lives of Property and Equipment

Buildings and improvements	3–40 years
Fixtures and equipment	3–25 years
Transportation equipment	4–15 years

Goodwill by Operating Segment

(Amounts in millions)	Walmart U.S.	Walmart International	Sam's Club	Total
February 1, 2009	$207	$14,740	$313	$15,260
Currency translation and other	—	866	—	866

January 31, 2010	207	15,606	313	16,126
Currency translation and other	—	605	—	605
Acquisitions	32	—	—	32

January 31, 2011	$239	$16,211	$313	$16,763

Summary of Membership Fee Activity

	Fiscal Years Ended January 31,
(Amounts in millions)	2011	2010	2009
Deferred membership fee revenue, beginning of year	$532	$541	$551
Cash received from members	1,074	1,048	1,044
Membership fee revenue recognized	(1,064)	(1,057)	(1,054)

Deferred membership fee revenue, end of year	$542	$532	$541

Note 2. Accounting Change (Tables)	12 Months Ended
Jan. 31, 2011
Accounting Change
Retrospective Application of the Accounting Change in Income Statement

	Fiscal Year Ended January 31, 2010			Fiscal Year Ended January 31, 2009
(Amounts in millions, except per share data)	As Reported	Adjustments	As Adjusted	As Reported	Adjustments	As Adjusted
Consolidated Statements of Income:

Cost of sales (1)	$304,657	$(213)	$304,444	$304,056	$(115)	$303,941
Operating income	23,950	52	24,002	22,798	(31)	22,767
Provision for income taxes	7,139	17	7,156	7,145	(12)	7,133
Income from continuing operations	14,927	35	14,962	13,753	(19)	13,734
Consolidated net income attributable to Walmart	14,335	35	14,370	13,400	(19)	13,381
Basic net income per share attributable to Walmart	3.71	0.01	3.72	3.40	—	3.40
Diluted net income per share attributable to Walmart	3.70	0.01	3.71	3.39	—	3.39

(1)

The cost of sales adjustments includes  $(52) million and  $31 million pertaining to the accounting change for the fiscal years ended January 31, 2010 and 2009, respectively. Certain reclassifications that had no effect on operating income or on the consolidated net income attributable to Walmart represent the remainder of the amounts included in the cost of sales adjustment columns above.

Retrospective Application of the Accounting Change in Balance Sheet

	Fiscal Year Ended January 31, 2010
(Amounts in millions)	As Reported	Adjustments	As Adjusted
Consolidated Balance Sheets:
Inventories	$33,160	$(447)	$32,713
Prepaid expenses and other	2,980	148	3,128
Accrued income taxes	1,365	(18)	1,347
Retained earnings	66,638	(281)	66,357

Note 3. Net Income Per Common Share (Tables)	12 Months Ended
Jan. 31, 2011
Net Income Per Common Share
Summary of Net Income, Table

	Fiscal Years Ended January 31,
(Amounts in millions)	2011	2010	2009
Income from continuing operations	$15,959	$14,962	$13,734
Less consolidated net income attributable to noncontrolling interest	(604)	(513)	(499)

Income from continuing operations attributable to Walmart	15,355	14,449	13,235
Income (loss) from discontinued operations, net of tax	1,034	(79)	146

Consolidated net income attributable to Walmart	$16,389	$14,370	$13,381

Note 4. Share-Based Compensation (Tables)	12 Months Ended
Jan. 31, 2011
Share-Based Compensation Plans
Schedule of Share Based Compensation Expense

	Fiscal Years Ended January 31,
(Amounts in millions)	2011	2010	2009

Restricted stock and performance share awards	$162	$140	$134
Restricted stock rights	157	111	74
Stock options	52	84	94

Share based compensation expense	$371	$335	$302

Summary of Non-Vested Restricted Stock and Performance Share Award Activity

Restricted Stock and Performance Share Awards	Shares	Weighted- Average Grant-Date Fair Value Per Share
Restricted Stock and Performance Share Awards at February 1, 2010	14,324	$50.18
Granted	4,842	55.52
Vested	(3,533)	48.90
Forfeited	(2,016)	50.88

Restricted Stock and Performance Share Awards at January 31, 2011	13,617	$52.33

Summary of Restricted Stock Rights Activity

Restricted Stock Rights	Shares	Weighted- Average Grant-Date Fair Value Per Share
Restricted Stock Rights at February 1, 2010	14,024	$46.50
Granted	5,520	50.04
Vested	(1,177)	42.72
Forfeited	(1,529)	47.38

Restricted Stock Rights at January 31, 2011	16,838	$47.71

Weighted-Average Assumptions to Estimate Fair Values

	Fiscal Years Ended January 31,
	2011	2010	2009
Dividend yield	2.3%	2.1%	1.9%
Volatility	17.1%	18.7%	16.7%
Risk-free interest rate	1.8%	1.4%	2.0%
Expected life in years	3.1	3.1	3.4
Weighted average fair value of options granted	$12.53	$10.41	$9.97

Summary of Stock Option Award Activity

Stock Options	Shares	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Life in Years	Aggregate Intrinsic Value
Outstanding at February 1, 2010	41,959	$49.32
Granted	1,921	43.79
Exercised	(7,868)	47.66
Forfeited or expired	(2,626)	49.85

Outstanding at January 31, 2011	33,386	49.35	4.2	$228,076

Exercisable at January 31, 2011	23,793	$51.31	3.2	$117,319

Schedule of Additional Information Related to Stock Options

	Fiscal Years Ended January 31,
(Amounts in millions)	2011	2010	2009
Fair value of stock options vested	$54	$79	$107
Intrinsic value of stock options excercised	51	39	173
Proceeds from stock option exercised	205	111	585

Note 5. Restructuring Charges (Tables)	12 Months Ended
Jan. 31, 2011
Restructuring Charges
Summary of Restructuring Charges

	Fiscal Year Ended January 31, 2010
(Amounts in millions)	Asset Impairment	Severance Costs	Total
Walmart U.S.	$—	$73	$73
Sam's Club	133	41	174
Other	—	13	13

Total	$133	$127	$260

Note 6. Accrued Liabilities (Tables)	12 Months Ended
Jan. 31, 2011
Accrued Liabilities
Accrued Liabilities

As of January 31,
(Amounts in millions)	2011	2010
Accrued wages and benefits(1)	$5,895	$5,986
Self-insurance(2)	3,447	3,224
Other(3)	9,359	9,524

Total accrued liabilities	$18,701	$18,734

(1)	Accrued wages and benefits include accrued wages, salaries, vacation, bonuses and other incentive plans.
(2)	Self-insurance consists of all insurance-related liabilities, such as workers' compensation, general liability, vehicle liability, property and employee related health care benefits.
(3)	Other accrued liabilities consists of various items such as accrued taxes, maintenance, utilities, advertising, interest, and severance liabilities.

Note 7. Short-term Borrowings and Long-term Debt (Tables)	12 Months Ended
Jan. 31, 2011
Short-term Borrowings and Long-term Debt
Information on Short-term Borrowings and Interest Rates

	Fiscal Years Ended January 31,
(Dollar amounts in millions)	2011	2010	2009
Maximum amount outstanding at any month-end	$9,282	$4,536	$7,866
Average daily short-term borrowings	4,020	1,596	4,520
Weighted-average interest rate	0.2%	0.5%	2.1%

Schedule of Long-term Debt

		January 31, 2011		January 31, 2010
(In millions of U.S. dollars)	Maturity Dates By Fiscal Year	Amount	Average Rate (1)	Amount	Average Rate (1)

Unsecured Debt
Fixed		$29,945	4.7%	$21,995	5.2%
Variable		500	5.0%	1,000	5.6%

Total Denominated U.S. Dollar	2012-2041	30,445		22,995

Fixed		1,369	4.9%	1,386	4.9%
Variable		—	—	—	—

Total Denominated Euro	2030	1,369		1,386

Fixed		6,402	5.2%	6,390	5.2%
Variable		—	—	—	—

Total Denominated Sterling	2013-2039	6,402		6,390

Fixed		3,085	1.5%	2,029	1.7%
Variable		2,242	1.1%	2,810	0.5%

Total Denominated Yen	2012-2021	5,327		4,839

Total Unsecured Debt		43,543		35,610

Total Other Debt (in USD)(2)	2012-2029	1,537		1,411

Total Debt		45,080		37,021

Less amounts due within one year		(4,655)		(4,050)
Derivative fair value adjustments		267		260

Long-term Debt		$40,692		$33,231

(1)	The average rate represents the weighted-average stated rate for each corresponding debt category, based on year-end balances and year-end local currency interest rates. Our interest costs are also impacted by certain derivative financial instruments described in Note 9.
(2)	A portion of other debt includes secured debt in the amount of $303 million, which is collateralized by property with an aggregate carrying amount of approximately $1.1 billion.

Schedule of Long-Term Debt Maturities

(Amounts in millions)	Annual
Fiscal Year	Maturity
2012	$4,655
2013	1,744
2014	5,113
2015	2,832
2016	4,662
Thereafter	26,074

Total	$45,080

Note 8. Fair Value Measurements (Tables)	12 Months Ended
Jan. 31, 2011
Fair Value Measurements
Carrying Value and Fair Value of Debt

	January 31, 2011		January 31, 2010
(Amounts in millions)	Carrying Value	Fair Value	Carrying Value	Fair Value
Long-term debt, including amounts due within one year	$45,347	$47,012	$37,281	$39,055

Notional Amounts and Fair Values of Interest Rate Swaps

(Amounts in millions)	January 31, 2011		January 31, 2010
	Notional Amount	Fair Value	Notional Amount	Fair Value
Receive fixed-rate, pay floating-rate interest rate swaps designated as fair value hedges	$4,445	$267	$4,445	$260
Receive fixed-rate, pay fixed-rate cross-currency interest rate swaps designated as net investment hedges (Cross-currency notional amount: GBP 795 at January 31, 2011 and 2010)	1,250	233	1,250	189
Receive floating-rate, pay fixed-rate interest rate swaps designated as cash flow hedges	1,182	(18)	638	(20)
Receive fixed-rate, pay fixed-rate cross-currency interest rate swaps designated as cash flow hedges	2,902	238	2,902	286

Total	$9,779	$720	$9,235	$715

Note 9. Derivative Financial Instruments (Tables)	12 Months Ended
Jan. 31, 2011
Derivative Financial Instruments
Balance Sheet Classification of Financial Instruments

	January 31, 2011			January 31, 2010
(Amounts in millions)	Fair Value Instruments	Net Investment Hedge	Cash Flow Instruments	Fair Value Instruments	Net Investment Hedge	Cash Flow Instruments
Balance Sheet Classification:
Other assets and deferred charges	$267	$233	$238	$260	$189	$286

Assets subtotals	$267	$233	$238	$260	$189	$286

Long-term debt	$267	$—	$—	$260	$—	$—
Deferred income taxes and other	—	—	18	—	—	20

Liability subtotals	$267	$—	$18	$260	$—	$20

Note 10. Taxes (Tables)	12 Months Ended
Jan. 31, 2011
Taxes
Components of Income from Continuing Operations Before Income Taxes

	Fiscal Years Ended January 31,
(Amounts in millions)	2011	2010	2009
U.S.	$18,398	$17,705	$16,212
Non-U.S.	5,140	4,413	4,655

Total income from continuing operations before income taxes	$23,538	$22,118	$20,867

Summary of Provision for Income Taxes

	Fiscal Years Ended January 31,
(Amounts in millions)	2011	2010 As Adjusted	2009 As Adjusted
Current:
U.S. federal	$4,600	$5,798	$4,771
U.S. state and local	637	599	564
International	1,466	1,246	1,229

Total current tax provision	6,703	7,643	6,564

Deferred:
U.S. federal	818	(432)	603
U.S. state and local	39	78	41
International	19	(133)	(75)

Total deferred tax provision	876	(487)	569

Total provision for income taxes	$7,579	$7,156	$7,133

Reconciliation of Income Tax Rate and Federal Statutory Rate on Pretax Income

	Fiscal Years Ended January 31,
	2011	2010	2009
U.S. statutory tax rate	35.0%	35.0%	35.0%
U.S. state income taxes, net of federal income tax benefit	1.9%	2.0%	1.9%
Income taxed outside the U.S.	-2.2%	-1.6%	-1.7%
Net impact of repatriated international earnings	-1.5%	-3.4%	-1.1%
Other, net	-1.0%	0.4%	0.1%

Effective income tax rate	32.2%	32.4%	34.2%

Significant Components of Deferred Tax Account

	January 31,
(Amounts in millions)	2011	2010
Deferred tax assets:
Loss and tax credit carryforwards	$2,968	$2,713
Accrued liabilities	3,532	3,141
Share-based compensation	332	267
Other	708	751

Total deferred tax assets	7,540	6,872
Valuation allowance	(2,899)	(2,167)

Deferred tax assets, net of valuation allowance	$4,641	$4,705

Deferred tax liabilities:
Property and equipment	$4,848	$4,015
Inventories	1,014	972
Other	474	609

Total deferred tax liabilities	6,336	5,596

Net deferred tax liabilities	$1,695	$891

Deferred Taxes Classification in Consolidated Balance Sheets

	January 31,
(Amounts in millions)	2011	2010
Balance Sheet Classification:
Assets:
Prepaid expenses and other	$1,636	$1,534
Other assets and deferred charges	327	331

Asset subtotals	1,963	1,865

Liabilities:
Accrued liabilities	17	34
Deferred income taxes and other	3,641	2,722

Liability subtotals	3,658	2,756

Net deferred tax liabilities	$1,695	$891

Reconciliation of Unrecognized Tax Benefits from Continuing Operations

	Fiscal Years Ended January 31,
(Amounts in millions)	2011	2010	2009
Unrecognized tax benefit, beginning of year	$1,019	$1,017	$868
Increases related to prior year tax positions	101	129	296
Decreases related to prior year tax positions	(61)	(33)	(34)
Increases related to current year tax positions	199	246	129
Settlements during the period	(453)	(340)	(238)
Lapse in statutes of limitations	(10)	—	(4)

Unrecognized tax benefit, end of year	$795	$1,019	$1,017

Note 11. Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Jan. 31, 2011
Accumulated Other Comprehensive Income (Loss)
Composition of Accumulated Other Comprehensive Income (Loss)

	Currency Translation	Derivative Instruments	Minimum Pension Liability	Total
(Amounts in millions)
Balances at February 1, 2008	$4,093	$—	$(229)	$3,864
Currency translation adjustment	(6,489)	—	—	(6,489)
Net change in fair value of derivatives	—	(17)	—	(17)
Subsidiary minimum pension liability	—	—	(46)	(46)

Balances at January 31, 2009	(2,396)	(17)	(275)	(2,688)
Currency translation adjustment	2,744	—	—	2,744
Net change in fair value of derivatives	—	94	—	94
Subsidiary minimum pension liability	—	—	(220)	(220)

Balances at January 31, 2010	348	77	$(495)	(70)
Currency translation adjustment	878	—	—	878
Net change in fair value of derivatives	—	(17)	—	(17)
Subsidiary minimum pension liability	—	—	(145)	(145)

Balances at January 31, 2011	$1,226	$60	$(640)	$646

Note 13. Commitments (Tables)	12 Months Ended
Jan. 31, 2011
Commitments
Aggregate Minimum Annual Rentals Under Non-cancelable Leases

(Amounts in millions)
Fiscal Year	Operating Leases	Capital Leases
2012	$1,406	$609
2013	1,336	574
2014	1,271	545
2015	1,205	496
2016	1,120	462
Thereafter	7,785	3,230

Total minimum rentals	$14,123	$5,916

Less estimated executory costs		(51)

Net minimum lease payments		5,865
Less imputed interest		(2,379)

Present value of minimum lease payments		$3,486

Note 15. Acquisitions, Investments and Disposals (Tables)	12 Months Ended
Jan. 31, 2011
Acquisitions, Investments and Disposals
Net Income or Losses Related to Discontinued Operations Including Gain and (Losses) upon Disposition

	Fiscal Years Ended January 31,
(Amounts in millions)	2011	2010	2009
Germany	$1,041	$—	$—
Gazeley	—	—	212
Seiyu	(7)	(79)	(122)
Other	—	—	56

	$1,034	$(79)	$146

Note 16. Segments (Tables)	12 Months Ended
Jan. 31, 2011
Segments
Consolidated Income from Continuing Operations Before Income Taxes
(Amounts in millions)
Fiscal Year Ended January 31, 2011	Walmart U.S.	Walmart International	Sam's Club	Other	Consolidated
Net sales	$260,261	$109,232	$49,459	$—	$418,952

Operating income (loss)	19,914	5,606	1,711	(1,689)	25,542
Interest expense, net					(2,004)

Income from continuing operations before income taxes					$23,538

Total assets of continuing operations	$89,725	$72,021	$12,531	$6,255	$180,532

Depreciation and amortization	4,619	2,184	594	244	7,641

Fiscal Year Ended January 31, 2010	Walmart U.S.	Walmart International	Sam's Club	Other	Consolidated
Net sales (1)	$259,919	$97,407	$47,806	$—	$405,132

Operating income (loss) (1)	19,313	4,901	1,515	(1,727)	24,002
Interest expense, net					(1,884)

Income from continuing operations before income taxes (1)					$22,118

Total assets of continuing operations (1)	$84,238	$66,515	$12,050	$7,464	$170,267

Depreciation and amortization	4,352	1,979	558	268	7,157

Fiscal Year Ended January 31, 2009	Walmart U.S.	Walmart International	Sam's Club	Other	Consolidated
Net sales (1)	$256,970	$96,141	$47,976	$—	$401,087

Operating income (loss) (1)	18,310	4,832	1,649	(2,024)	22,767
Interest expense, net					(1,900)

Income from continuing operations before income taxes (1)					$20,867

Total assets of continuing operations (1)	$84,362	$59,071	$12,388	$7,080	$162,901

Depreciation and amortization	4,148	1,845	543	203	6,739

(1)	As Adjusted

Note 17. Subsequent Events (Tables)	12 Months Ended
Jan. 31, 2011
Subsequent Events
Annual Dividend Record Date and Payable Date

Record Date	Payable Date
March 11, 2011	April 4, 2011
May 13, 2011	June 6, 2011
August 12, 2011	September 6, 2011
December 9, 2011	January 3, 2012

Note 18. Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Jan. 31, 2011
Quarterly Financial Data (Unaudited)
Quarterly Financial Data

(Amounts in millions except per share data)	Fiscal Year Ended January 31, 2011
	Q1 As Adjusted(1)	Q2	Q3	Q4	Total
Net sales	$99,097	$103,016	$101,239	$115,600	$418,952
Cost of sales	74,700	77,523	75,906	87,158	315,287

Income from continuing operations	$3,444	$3,747	$3,590	$5,178	15,959
Consolidated net income	3,444	3,747	3,590	6,212	16,993
Consolidated net income attributable to Walmart	3,301	3,596	3,436	6,056	16,389

Basic net income per common share attributable to Walmart	$0.88	$0.97	$0.95	$1.71	$4.48
Diluted net income per common share attributable to Walmart	0.87	0.97	0.95	1.70	4.47

	Fiscal Year Ended January 31, 2010
	Q1 As Adjusted(1)	Q2	Q3	Q4 As Adjusted(1)	Total
Net sales	$93,471	$100,168	$98,667	$112,826	$405,132
Cost of sales	70,395	75,056	73,915	85,078	304,444

Income from continuing operations	$3,121	$3,586	$3,265	$4,990	$14,962
Consolidated net income	3,113	3,579	3,258	4,933	14,883
Consolidated net income attributable to Walmart	2,996	3,472	3,144	4,758	14,370

Basic net income per common share attributable to Walmart	$0.76	$0.89	$0.82	$1.25	$3.72
Diluted net income per common share attributable to Walmart	0.76	0.89	0.81	1.25	3.71

The sum of per share data may not agree to annual amounts due to rounding.

(1)

Effective May 1, 2010, the Company implemented a new financial system for its operations in the United States, Canada and Puerto Rico. Concurrent with this implementation and the increased system capabilities, the Company changed the level at which it applies the retail method of accounting for inventory in these operations from 13 divisions to 49 departments. The Company believes the change is preferable because applying the retail method of accounting for inventory at the departmental level better segregates merchandise with similar cost-to-retail ratios and turnover, as well as providing a more accurate cost of goods sold and ending inventory value at the lower of cost or market for each reporting period. The retrospective application of this accounting change impacted both segment and consolidated operating income, as well as consolidated net income for all comparable periods presented.

Condensed Financial Statements
(Amounts in millions except per share data)	As Reported	Adjustments	As Adjusted	As Reported	Adjustments	As Adjusted
Condensed Consolidated Statements of Income:
Cost of sales (1)	$74,703	$(3)	$74,700	$70,388	$7	$70,395
Operating income	5,772	(35)	5,737	5,217	(44)	5,173
Provision for income taxes	1,834	(12)	1,822	1,603	(18)	1,585
Income from continuing operations	3,467	(23)	3,444	3,147	(26)	3,121
Consolidated net income attributable to Walmart	3,324	(23)	3,301	3,022	(26)	2,996
Basic net income per share attributable to Walmart	0.88	(0.01)	0.88	0.77	(0.01)	0.76
Diluted net income per share attributable to Walmart	0.88	(0.01)	0.87	0.77	(0.01)	0.76

(1)

The cost of sales adjustments include  $35 million and  $44 million pertaining to the accounting change for the quarters ended April 30, 2010 and 2009, respectively. Certain reclassifications that had no effect on operating income or on the consolidated net income attributable to Walmart represent the remainder of the amounts included in the cost of sales adjustment columns above.

	Quarter Ended April 30, 2010			Quarter Ended April 30, 2009
(Amounts in millions)	As Reported	Adjustments	As Adjusted	As Reported	Adjustments	As Adjusted
Condensed Consolidated Balance Sheets:
Inventories	$35,503	$(482)	$35,021	$34,391	$(542)	$33,849
Prepaid expenses and other	3,291	154	3,445	3,266	179	3,445
Accrued income taxes	2,726	(22)	2,704	1,810	(22)	1,788
Retained earnings	62,486	(306)	62,180	61,556	(341)	61,215

Note 1. Summary of Significant Accounting Policies (Narrative) (Details) (USD $)	12 Months Ended
	Jan. 31, 2011	Jan. 31, 2010		Jan. 31, 2009
Rate of investments in unconsolidated affiliates, maximum	50.00%
Amounts due from banks for these transactions classified as cash	$ 1,200,000,000	$ 2,600,000,000
Restricted cash	504,000,000	469,000,000
Reserve for uncollectible receivables	252,000,000	298,000,000
Depreciation expense, including amortization of property under capital leases	7,641,000,000	7,157,000,000	[1]	6,739,000,000	[1]
Interest costs capitalized on construction projects	63,000,000	85,000,000		88,000,000
Goodwill recognized as a result of business acquisition	32,000,000
Impairment charges related to indefinite-lived intangible assets	0	0		0
Terms of membership (in months)	12
Advertising costs	2,500,000,000	2,400,000,000		2,100,000,000
Pre-opening costs	320,000,000	227,000,000		289,000,000
Consumer Credit Products [Member]
Accounts receivable consumer credit products, net	673,000,000
Reserve for uncollectible receivables	83,000,000
Walmart U.S. [Member]
Goodwill recognized as a result of business acquisition	$ 32,000,000

[1]	As Adjusted

Note 1. Summary of Significant Accounting Policies (Estimated Useful Lives of Property and Equipment) (Details)	12 Months Ended
Jan. 31, 2011
Building and Improvements [Member]
Property, plant and equipment, minimum, in years	3
Property, plant and equipment, maximum, in years	40
Fixtures and Equipment [Member]
Property, plant and equipment, minimum, in years	3
Property, plant and equipment, maximum, in years	25
Transportation Equipment [Member]
Property, plant and equipment, minimum, in years	4
Property, plant and equipment, maximum, in years	15

Note 1. Summary of Significant Accounting Policies (Goodwill by Operating Segment) (Details) (USD $) In Millions	12 Months Ended						12 Months Ended
	Jan. 31, 2011		Jan. 31, 2010		Jan. 31, 2011 Walmart U.S. [Member]	Jan. 31, 2009 Walmart U.S. [Member]	Jan. 31, 2011 Walmart International [Member]	Jan. 31, 2010 Walmart International [Member]	Jan. 31, 2011 Sam's Club [Member]	Jan. 31, 2010 Sam's Club [Member]	Jan. 31, 2009 Sam's Club [Member]
Goodwill beginning balance	$ 16,126	[1]	$ 15,260		$ 207	$ 207	$ 15,606	$ 14,740	$ 313	$ 313	$ 313
Currency translation and other	605		866				605	866
Acquisitions	32				32
Goodwill ending balance	$ 16,763		$ 16,126	[1]	$ 239	$ 207	$ 16,211	$ 15,606	$ 313	$ 313	$ 313

[1]	As Adjusted

Note 1. Summary of Significant Accounting Policies (Summary of Membership Fee Activity) (Details) (Membership Fee [Member], USD $) In Millions	12 Months Ended
	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2009
Deferred membership fee revenue, beginning of year	$ 532	$ 541	$ 551
Cash received from members	1,074	1,048	1,044
Membership fee revenue recognized	(1,064)	(1,057)	(1,054)
Deferred membership fee revenue, end of year	$ 542	$ 532	$ 541

Note 2. Accounting Change (Details) (USD $) In Millions, except Per Share data	3 Months Ended											12 Months Ended
	Jan. 31, 2011	Oct. 31, 2010	Jul. 31, 2010	Apr. 30, 2010		Jan. 31, 2010		Oct. 31, 2009	Jul. 31, 2009	Apr. 30, 2009		Jan. 31, 2011	Jan. 31, 2010		Jan. 31, 2009
Cost of sales	$ 87,158	$ 75,906	$ 77,523	$ 74,700	[1]	$ 85,078	[1]	$ 73,915	$ 75,056	$ 70,395	[1]	$ 315,287	$ 304,444	[2]	$ 303,941	[2]
Operating income												25,542	24,002	[2],[3]	22,767	[2],[3]
Provision for income taxes												(7,579)	(7,156)	[2]	(7,133)	[2]
Income from continuing operations	5,178	3,590	3,747	3,444	[1]	4,990	[1]	3,265	3,586	3,121	[1]	15,959	14,962	[2]	13,734	[2]
Consolidated net income attributable to Walmart	6,056	3,436	3,596	3,301	[1]	4,758	[1]	3,144	3,472	2,996	[1]	16,389	14,370	[2]	13,381	[2]
Basic net income per common share attributable to Walmart	$ 1.71	$ 0.95	$ 0.97	$ 0.88	[1]	$ 1.25	[1]	$ 0.82	$ 0.89	$ 0.76	[1]	$ 4.48	$ 3.72	[2]	$ 3.4	[2]
Diluted net income per share attributable to Walmart	$ 1.7	$ 0.95	$ 0.97	$ 0.87	[1]	$ 1.25	[1]	$ 0.81	$ 0.89	$ 0.76	[1]	$ 4.47	$ 3.71	[2]	$ 3.39	[2]
Cost of sales adjustment				35						44			(52)		31
Inventories	36,318					32,713	[2]					36,318	32,713	[2]
Prepaid expenses and other	2,960					3,128	[2]					2,960	3,128	[2]
Accrued income taxes	157					1,347	[2]					157	1,347	[2]
Retained earnings	63,967					66,357	[2]					63,967	66,357	[2]
As Reported [Member]
Cost of sales				74,703	[4]					70,388	[4]		304,657	[5]	304,056	[5]
Operating income				5,772						5,217			23,950		22,798
Provision for income taxes				1,834						1,603			7,139		7,145
Income from continuing operations				3,467						3,147			14,927		13,753
Consolidated net income attributable to Walmart				3,324						3,022			14,335		13,400
Basic net income per common share attributable to Walmart				$ 0.88						$ 0.77			$ 3.71		$ 3.4
Diluted net income per share attributable to Walmart				$ 0.88						$ 0.77			$ 3.7		$ 3.39
Inventories				35,503		33,160				34,391			33,160
Prepaid expenses and other				3,291		2,980				3,266			2,980
Accrued income taxes				2,726		1,365				1,810			1,365
Retained earnings				62,486		66,638				61,556			66,638
Adjustments [Member]
Cost of sales				(3)	[4]					7	[4]		(213)	[5]	(115)	[5]
Operating income				(35)						(44)			52		(31)
Provision for income taxes				(12)						(18)			17		(12)
Income from continuing operations				(23)						(26)			35		(19)
Consolidated net income attributable to Walmart				(23)						(26)			35		(19)
Basic net income per common share attributable to Walmart				$ (0.01)						$ (0.01)			$ 0.01
Diluted net income per share attributable to Walmart				$ (0.01)						$ (0.01)			$ 0.01
Inventories				(482)		(447)				(542)			(447)
Prepaid expenses and other				154		148				179			148
Accrued income taxes				(22)		(18)				(22)			(18)
Retained earnings				(306)		(281)				(341)			(281)
As Adjusted [Member]
Cost of sales				74,700	[4]					70,395	[4]		304,444	[5]	303,941	[5]
Operating income				5,737						5,173			24,002		22,767
Provision for income taxes				1,822						1,585			7,156		7,133
Income from continuing operations				3,444						3,121			14,962		13,734
Consolidated net income attributable to Walmart				3,301						2,996			14,370		13,381
Basic net income per common share attributable to Walmart				$ 0.88						$ 0.76			$ 3.72		$ 3.4
Diluted net income per share attributable to Walmart				$ 0.87						$ 0.76			$ 3.71		$ 3.39
Inventories				35,021		32,713				33,849			32,713
Prepaid expenses and other				3,445		3,128				3,445			3,128
Accrued income taxes				2,704		1,347				1,788			1,347
Retained earnings				$ 62,180		$ 66,357				$ 61,215			$ 66,357

[1]	Effective May 1, 2010, the Company implemented a new financial system for its operations in the United States, Canada and Puerto Rico. Concurrent with this implementation and the increased system capabilities, the Company changed the level at which it applies the retail method of accounting for inventory in these operations from 13 divisions to 49 departments. The Company believes the change is preferable because applying the retail method of accounting for inventory at the departmental level better segregates merchandise with similar cost-to-retail ratios and turnover, as well as providing a more accurate cost of goods sold and ending inventory value at the lower of cost or market for each reporting period. The retrospective application of this accounting change impacted both segment and consolidated operating income, as well as consolidated net income for all comparable periods presented.
[2]	As Adjusted
[3]	As Adjusted
[4]	The cost of sales adjustments include $35 million and $44 million pertaining to the accounting change for the quarters ended April 30, 2010 and 2009, respectively. Certain reclassifications that had no effect on operating income or on the consolidated net income attributable to Walmart represent the remainder of the amounts included in the cost of sales adjustment columns above.
[5]	The cost of sales adjustments includes $(52) million and $31 million pertaining to the accounting change for the fiscal years ended January 31, 2010 and 2009, respectively. Certain reclassifications that had no effect on operating income or on the consolidated net income attributable to Walmart represent the remainder of the amounts included in the cost of sales adjustment columns above.

Note 3. Net Income Per Common Share (Details) (USD $) In Millions	3 Months Ended											12 Months Ended
	Jan. 31, 2011	Oct. 31, 2010	Jul. 31, 2010	Apr. 30, 2010		Jan. 31, 2010		Oct. 31, 2009	Jul. 31, 2009	Apr. 30, 2009		Jan. 31, 2011		Jan. 31, 2010		Jan. 31, 2009
Net Income Per Common Share
Dilutive effect of outstanding stock options and other share-based awards												14		11		12
Anti-dilutive number of shares from stock options and share-based awards												4		5		6
Income from continuing operations	$ 5,178	$ 3,590	$ 3,747	$ 3,444	[1]	$ 4,990	[1]	$ 3,265	$ 3,586	$ 3,121	[1]	$ 15,959		$ 14,962	[2]	$ 13,734	[2]
Less consolidated net income attributable to noncontrolling interest												(604)	[3]	(513)	[2],[3]	(499)	[2],[3]
Income from continuing operations attributable to Walmart												15,355		14,449		13,235
Income (loss) from discontinued operations, net of tax												1,034		(79)	[2]	146	[2]
Consolidated net income attributable to Walmart	$ 6,056	$ 3,436	$ 3,596	$ 3,301	[1]	$ 4,758	[1]	$ 3,144	$ 3,472	$ 2,996	[1]	$ 16,389		$ 14,370	[2]	$ 13,381	[2]

[1]	Effective May 1, 2010, the Company implemented a new financial system for its operations in the United States, Canada and Puerto Rico. Concurrent with this implementation and the increased system capabilities, the Company changed the level at which it applies the retail method of accounting for inventory in these operations from 13 divisions to 49 departments. The Company believes the change is preferable because applying the retail method of accounting for inventory at the departmental level better segregates merchandise with similar cost-to-retail ratios and turnover, as well as providing a more accurate cost of goods sold and ending inventory value at the lower of cost or market for each reporting period. The retrospective application of this accounting change impacted both segment and consolidated operating income, as well as consolidated net income for all comparable periods presented.
[2]	As Adjusted
[3]	Includes $20 million and $14 million in fiscal 2011 and 2010, respectively, that is related to the redeemable noncontrolling interest.

Note 4. Share-Based Compensation (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2009
Compensation cost	$ 371	$ 335	$ 302
Income tax benefit recognized for all share-based compensation plans	$ 141	$ 126	$ 112
Options granted vesting period, years	five
Share based compensation contractual term, years	10
Common stock to be issued under the plan	49
ASDA [Member] | Stock Option [Member]
Stock option plans available to colleagues	two
Minimum [Member] | Colleague Share Ownership Plan [Member]
Options granted vesting period, years	three
Maximum [Member] | Colleague Share Ownership Plan [Member]
Options granted vesting period, years	six
Subsequent Grants [Member] | Colleague Share Ownership Plan [Member]
Options granted vesting period, years	six
Company's Stock Incentive Plan of 2005 [Member]
Common stock to be issued under the plan	210
Colleague Share Ownership Plan [Member]
Exercise period, months	2
Sharesave Plan [Member]
Percentage of average market value of options granted to colleagues	80.00%
Option exercisable term, years	3
Exercise period, months	6

Note 4. Share-Based Compensation (Restricted Stock and Performance Share Awards) (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2009
Minimum [Member]
Share-based compensation arrangement by share-based payment award, vesting percentage	0.00%
Maximum [Member]
Share-based compensation arrangement by share-based payment award, vesting percentage	150.00%
Restricted Stock and Performance Share Awards [Member]
Liability for restricted stock and performance share awards	$ 12	$ 63
Unrecognized compensation cost	331
Unrecognized compensation weighted-average period, years	2.3
Fair value of shares vested	$ 142	$ 110	$ 55

Note 4. Share-Based Compensation (Restricted Stock Rights) (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2011	Jan. 31, 2011 Restricted Stock Rights [Member]	Jan. 31, 2010 Restricted Stock Rights [Member]	Jan. 31, 2009 Restricted Stock Rights [Member]	Jan. 31, 2011 Before Fiscal 2009 [Member]	Jan. 31, 2011 Before Fiscal 2009 [Member] Minimum [Member]	Jan. 31, 2011 Before Fiscal 2009 [Member] Maximum [Member]	Jan. 31, 2011 Beginning Fiscal 2009 [Member] Minimum [Member]	Jan. 31, 2011 Beginning Fiscal 2009 [Member] Maximum [Member]	Jan. 31, 2011 Minimum [Member]	Jan. 31, 2011 Maximum [Member]
Options granted vesting period, years	five				five	three	five	three	five
Share-based compensation arrangement by share-based payment award, vesting percentage						40.00%	60.00%	50.00%	50.00%	0.00%	150.00%
Weighted average discount for dividend yield		9.10%	8.50%	6.80%
Unrecognized compensation cost		$ 397
Unrecognized compensation weighted-average period, years		2.3
Fair value of shares vested		$ 50	$ 49	$ 0

Note 4. Share-Based Compensation (Schedule of Share-Based Compensation Expense) (Details) (USD $) In Millions	12 Months Ended
	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2009
Share-based Compensation
Restricted stock and performance share awards	$ 162	$ 140	$ 134
Restricted stock rights	157	111	74
Stock options	52	84	94
Share based compensation expense	$ 371	$ 335	$ 302

Note 4. Share-Based Compensation (Summary of Restricted Stock And Performance Share Award Activity) (Details) (Restricted Stock and Performance Share Awards [Member], USD  $)
In Thousands, except Per Share data	12 Months Ended
Jan. 31, 2011
Restricted Stock Rights at February 1, 2010, Shares	14,324
Granted, Shares	4,842
Vested, Shares	(3,533)
Forfeited, Shares	(2,016)
Restricted Stock Rights at January 31, 2011, Shares	13,617
Restricted Stock Rights at February 1, 2010, Weighted-Average Grant-Date Fair Value	$ 50.18
Granted, Weighted-Average Grant-Date Fair Value	$ 55.52
Vested, Weighted-Average Grant-Date Fair Value	$ 48.9
Forfeited, Weighted-Average Grant-Date Fair Value	$ 50.88
Restricted Stock Rights at January 31, 2011, Weighted-Average Grant-Date Fair Value	$ 52.33

Note 4. Share-Based Compensation (Summary of Restricted Stock Rights Activity) (Details) (Restricted Stock Rights [Member], USD $) In Thousands, except Per Share data	12 Months Ended
Jan. 31, 2011
Restricted Stock Rights at February 1, 2010, Shares	14,024
Granted, Shares	5,520
Vested, Shares	(1,177)
Forfeited, Shares	(1,529)
Restricted Stock Rights at January 31, 2011, Shares	16,838
Restricted Stock Rights at February 1, 2010, Weighted-Average Grant-Date Fair Value	$ 46.5
Granted, Weighted-Average Grant-Date Fair Value	$ 50.04
Vested, Weighted-Average Grant-Date Fair Value	$ 42.72
Forfeited, Weighted-Average Grant-Date Fair Value	$ 47.38
Restricted Stock Rights at January 31, 2011, Weighted-Average Grant-Date Fair Value	$ 47.71

Note 4. Share-Based Compensation (Weighted-Average Assumptions to Estimate Fair Values) (Details) (USD $)	12 Months Ended
	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2009
Share-based Compensation
Dividend yield	2.30%	2.10%	1.90%
Volatility	17.10%	18.70%	16.70%
Risk-free interest rate	1.80%	1.40%	2.00%
Expected life in years	3.1	3.1	3.4
Weighted average fair value of options granted	$ 12.53	$ 10.41	$ 9.97

Note 4. Share-Based Compensation (Summary of Stock Option Award Activity) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Jan. 31, 2011
Outstanding at February 1, 2010, Shares	41,959
Granted, Shares	1,921
Exercised, Shares	(7,868)
Forfeited or expired, Shares	(2,626)
Outstanding at January 31, 2011, Shares	33,386
Exercisable at January 31, 2011, Shares	23,793
Outstanding at February 1, 2010, Weighted-Average Exercise Price	$ 49.32
Granted, Weighted-Average Exercise Price	$ 43.79
Exercised, Weighted-Average Exercise Price	$ 47.66
Forfeited or expired, Weighted-Average Exercise Price	$ 49.85
Outstanding at January 31, 2011, Weighted-Average Exercise Price	$ 49.35
Exercisable at January 31, 2011, Weighted-Average Exercise Price	$ 51.31
Outstanding at January 31, 2011, Weighted-Average Remaining Life in Years	4.2
Exercisable at January 31, 2011, Weighted-Average Remaining Life in Years	3.2
Outstanding at January 31, 2011, Aggregate Intrinsic Value	$ 228,076
Exercisable at January 31, 2011, Aggregate Intrinsic Value	117,319
Stock Option [Member]
Unrecognized compensation cost	$ 42,000
Unrecognized compensation weighted-average period, years	1.2

Note 4. Share-Based Compensation (Schedule of Additional Information Related to Stock Options) (Details) (USD $) In Millions	12 Months Ended
	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2009
Share-based Compensation
Fair value of stock options vested	$ 54	$ 79	$ 107
Intrinsic value of stock options exercised	51	39	173
Proceeds from stock option expenses	$ 205	$ 111	$ 585

Note 5. Restructuring Charges (Restructuring Charges) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Jan. 31, 2010
Asset impairment	$ 133
Severance	127
Restructuring charge, Total	260
Estimated fair value	46
Walmart U.S. [Member]
Asset impairment
Severance	73
Restructuring charge, Total	73
Sam's Club [Member]
Number of clubs closed	10
Asset impairment	133
Severance	41
Restructuring charge, Total	174
Other Segments [Member]
Asset impairment
Severance	13
Restructuring charge, Total	$ 13

Note 6. Accrued Liabilities (Details) (USD $) In Millions	Jan. 31, 2011		Jan. 31, 2010
Accrued Liabilities
Accrued wages and benefits	$ 5,895	[1]	$ 5,986	[1]
Self-insurance	3,447	[2]	3,224	[2]
Other	9,359	[3]	9,524	[3]
Total accrued liabilities	$ 18,701		$ 18,734	[4]

[1]	Accrued wages and benefits include accrued wages, salaries, vacation, bonuses and other incentive plans.
[2]	Self-insurance consists of all insurance-related liabilities, such as workers' compensation, general liability, vehicle liability, property and employee related health care benefits.
[3]	Other accrued liabilities consists of various items such as accrued taxes, maintenance, utilities, advertising, interest, and severance liabilities.
[4]	As Adjusted

Note 7. Short-term Borrowings and Long-term Debt (Narrative) (Details) (USD $)	12 Months Ended
	Jan. 31, 2011	Jan. 31, 2010
Short-term borrowings outstanding	$ 1,031,000,000	$ 523,000,000	[1]
Lines of credit outstanding	11,500,000,000
Number of financial institutions committing to lend funds under lines of credit	28
Interest rates of line of credit	interest rates in some cases equal to the Company's one-year credit default swap mid-rate spread and is constricted between LIBOR plus 10 basis and LIBOR plus 75 basis points
Collateralized long-term debt	303,000,000
Carrying value of property collateralizing long-term debt	1,100,000,000
Trade Letters of Credit [Member]
Lines of credit outstanding	2,600,000,000	2,400,000,000
Standby Letters of Credit [Member]
Lines of credit outstanding	2,000,000,000	2,400,000,000
Put Options [Member]
Carrying amount of debt	$ 500,000,000
Minimum [Member]
Committed lines of credit maturity	June 2011
Basis point of interest rate in addition to LIBOR	10
Commitment fee on undrawn amount	2.5
Maximum [Member]
Committed lines of credit maturity	June 2012
Basis point of interest rate in addition to LIBOR	75
Commitment fee on undrawn amount	10

[1]	As Adjusted

Note 7. Short-term Borrowings and Long-term Debt (Information on Short-term Borrowings and Interest Rates) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2009
Short-term Borrowings and Long-term Debt
Maximum amount outstanding at any month-end	$ 9,282	$ 4,536	$ 7,866
Average daily short-term borrowings	$ 4,020	$ 1,596	$ 4,520
Weighted-average interest rate	0.20%	0.50%	2.10%

Note 7. Short-term Borrowings and Long-term Debt (Schedule of Long-term Debt) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			12 Months Ended
	Jan. 31, 2011	Jan. 31, 2010		Jan. 31, 2011 Denominated U.S. Dollar [Member]		Jan. 31, 2010 Denominated U.S. Dollar [Member]		Jan. 31, 2011 Denominated Euro [Member]		Jan. 31, 2010 Denominated Euro [Member]		Jan. 31, 2011 Denominated Sterling [Member]		Jan. 31, 2010 Denominated Sterling [Member]		Jan. 31, 2011 Denominated Yen [Member]		Jan. 31, 2010 Denominated Yen [Member]
Maturity Dates by Fiscal Year, Start Range	2012			2012								2013				2012
Maturity Dates by Fiscal Year, End Range	2029			2041								2039				2021
Maturity Dates by Fiscal Year								2030
Unsecured Debt, Fixed				$ 29,945		$ 21,995		$ 1,369		$ 1,386		$ 6,402		$ 6,390		$ 3,085		$ 2,029
Unsecured Debt, Variable				500		1,000										2,242		2,810
Unsecured Debt	43,543	35,610		30,445		22,995		1,369		1,386		6,402		6,390		5,327		4,839
Average Rate, Fixed				4.70%	[1]	5.20%	[1]	4.90%	[1]	4.90%	[1]	5.20%	[1]	5.20%	[1]	1.50%	[1]	1.70%	[1]
Average Rate, Variable				5.00%	[1]	5.60%	[1]		[1]		[1]		[1]		[1]	1.10%	[1]	0.50%	[1]
Total Other Debt (in USD)	1,537 [2]	1,411	[2]
Total Debt	45,080	37,021
Less amounts due within one year	(4,655)	(4,050)	[3]
Derivative fair value adjustments	267	260
Long-term Debt	$ 40,692	$ 33,231	[3]

[1]	The average rate represents the weighted-average stated rate for each corresponding debt category, based on year-end balances and year-end local currency interest rates. Our interest costs are also impacted by certain derivative financial instruments described in Note 9.
[2]	A portion of other debt includes secured debt in the amount of $303 million, which is collateralized by property with an aggregate carrying amount of approximately $1.1 billion.
[3]	As Adjusted

Note 7. Short-term Borrowings and Long-term Debt (Schedule of Long-term Debt Maturities) (Details) (USD $) In Millions	Jan. 31, 2011
Short-term Borrowings and Long-term Debt
2012	$ 4,655
2013	1,744
2014	5,113
2015	2,832
2016	4,662
Thereafter	26,074
Total	$ 45,080

Note 8. Fair Value Measurements (The Carrying Value and Fair Value of our Debt) (Details) (USD $) In Millions	Jan. 31, 2011	Jan. 31, 2010
Fair Value Measurements
Long-term debt, including amounts due within one year, Carrying Value	$ 45,347	$ 37,281
Long-term debt, including amounts due within one year, Fair Value	$ 47,012	$ 39,055

Note 8. Fair Value Measurements (The Notional Amounts and Fair Values of Interest Rate Swaps) (Details) (USD $) In Millions	Jan. 31, 2011	Jan. 31, 2010
Total Notional Amount	$ 9,779	$ 9,235
Fair Value Hedging [Member] | Fixed-Rate Interest Rate Swaps [Member] | Floating-Rate Interest Rate Swaps [Member]
Total Notional Amount	4,445	4,445
Fair Value Hedging [Member] | Fixed-Rate Interest Rate Swaps [Member] | Floating-Rate Interest Rate Swaps [Member] | Fair Value, Inputs, Level 2 [Member]
Total Fair Value	267	260
Net Investment Hedging [Member] | Cross-Currency Interest Rate Contract [Member] | Fixed-Rate Interest Rate Swaps [Member]
Total Notional Amount	1,250	1,250
Net Investment Hedging [Member] | Cross-Currency Interest Rate Contract [Member] | Fixed-Rate Interest Rate Swaps [Member] | Fair Value, Inputs, Level 2 [Member]
Total Fair Value	233	189
Cash Flow Hedging [Member] | Cross-Currency Interest Rate Contract [Member] | Fixed-Rate Interest Rate Swaps [Member]
Total Notional Amount	2,902	2,902
Cash Flow Hedging [Member] | Cross-Currency Interest Rate Contract [Member] | Fixed-Rate Interest Rate Swaps [Member] | Fair Value, Inputs, Level 2 [Member]
Total Fair Value	238	286
Cash Flow Hedging [Member] | Fixed-Rate Interest Rate Swaps [Member] | Floating-Rate Interest Rate Swaps [Member]
Total Notional Amount	1,182	638
Cash Flow Hedging [Member] | Fixed-Rate Interest Rate Swaps [Member] | Floating-Rate Interest Rate Swaps [Member] | Fair Value, Inputs, Level 2 [Member]
Total Fair Value	(18)	(20)
Fair Value, Inputs, Level 2 [Member]
Total Fair Value	$ 720	$ 715

Note 9. Derivative Financial Instruments (Narrative) (Details)	Jan. 31, 2011 USD ( $)	Jan. 31, 2011 JPY ( ¥)	Jan. 31, 2010 USD ( $)	Jan. 31, 2010 JPY ( ¥)	Jan. 31, 2011 Non-U.S. Denominated Debt [Member] Net Investment Hedge [Member]	Jan. 31, 2011 Non-U.S. Denominated Debt [Member] Cash Flow Instruments [Member]	Jan. 31, 2011 Fair Value Instruments [Member]	Jan. 31, 2011 Net Investment Hedge [Member]	Jan. 31, 2011 Cash Flow Instruments [Member]	Jan. 31, 2011 GBP [Member] GBP ( £)	Jan. 31, 2010 GBP [Member] GBP ( £)
Cash collateral held from counterparties	$ 344,000,000		$ 323,000,000
Threshold of derivative liability position requiring cash collateral	150,000,000
Debt designated as United Kingdom net investment hedge										3,000,000,000	3,000,000,000
Debt designated as Japanese net investment hedge		¥ 437,000,000,000		¥ 437,400,000,000
Instrument maturity date range start					May 2011	September 2029	February 2011	October 2023	August 2013
Instrument maturity date range end					January 2039	March 2034	May 2014	February 2030	July 2015

Note 9. Derivative Financial Instruments (Balance Sheet Classification of Financial Instruments) (Details) (USD $) In Millions	Jan. 31, 2011	Jan. 31, 2010
Other assets and deferred charges	$ 4,129	$ 3,942	[1]
Long-term debt	40,692	33,231	[1]
Deferred income taxes and other	6,682	5,508	[1]
Fair Value Instruments [Member]
Other assets and deferred charges	267	260
Asset subtotals	267	260
Long-term debt	267	260
Deferred income taxes and other
Liability subtotals	267	260
Net Investment Hedge [Member]
Other assets and deferred charges	233	189
Asset subtotals	233	189
Long-term debt
Deferred income taxes and other
Liability subtotals
Cash Flow Instruments [Member]
Other assets and deferred charges	238	286
Asset subtotals	238	286
Long-term debt
Deferred income taxes and other	18	20
Liability subtotals	$ 18	$ 20

[1]	As Adjusted

Note 10. Taxes (Narrative) (Details) (USD $)	12 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010		Jan. 31, 2009
Accumulated undistributed earnings of non-U.S. subsidiaries		$ 17,000,000,000	$ 13,700,000,000
U.S. capital loss carryforwards		776,000,000
International operating loss and capital loss carryforwards		4,100,000,000
U.S. capital loss carryforwards expiration dates		2012
Operating loss and capital loss carryforwards expiring by 2021		2,300,000,000
Net operating loss and capital loss carryforwards expiration dates		2021
Foreign tax credit carryforwards expiring by 2021		1,300,000,000
Foreign tax credit carryforwards expiration dates		2021
Unrecognized tax benefits related to continuing operations		795,000,000	1,000,000,000
Unrecognized tax benefits that would impact effective tax rate		687,000,000	671,000,000
Interest related to uncertain tax positions		45,000,000	88,000,000		109,000,000
Penalties related to uncertain tax positions		0	0		0
Accrued interest expense related to uncertain tax benefits		205,000,000	231,000,000
Unrecognized tax benefits income tax penalties accrued		2,000,000	2,000,000
Reduction of unrecognized tax benefits related to tax audit resolutions minimum	330,000,000
Reduction of unrecognized tax benefits related to tax audit resolutions maximum	420,000,000
Unrecognized tax benefit related to worthless stock deduction from disposition of German operations			1,700,000,000
Tax benefits recognized during period		(7,579,000,000)	(7,156,000,000)	[1]	(7,133,000,000)	[1]
Valuation on deferred tax assets		2,900,000,000
Net change in valuation allowance		732,000,000
Discontinued Operations [Member]
Tax benefits recognized during period		$ 1,000,000,000

[1]	As Adjusted

Note 10. Taxes (Income from Continuing Operations) (Details) (USD $) In Millions	12 Months Ended
	Jan. 31, 2011	Jan. 31, 2010		Jan. 31, 2009
Income from continuing operations before income taxes	$ 23,538	$ 22,118	[1],[2]	$ 20,867	[1],[2]
US Domestic [Member]
Income from continuing operations before income taxes	18,398	17,705		16,212
Walmart International [Member]
Income from continuing operations before income taxes	$ 5,140	$ 4,413		$ 4,655

[1]	As Adjusted
[2]	As Adjusted

Note 10. Taxes (Provision) (Details) (USD $) In Millions	12 Months Ended
	Jan. 31, 2011	Jan. 31, 2010		Jan. 31, 2009
Current:
U.S. federal	$ 4,600	$ 5,798		$ 4,771
U.S. state and local	637	599		564
International	1,466	1,246		1,229
Total current tax provision	6,703	7,643	[1]	6,564	[1]
Deferred:
U.S. federal	818	(432)		603
U.S. state and local	39	78		41
International	19	(133)		(75)
Total deferred tax provision	876	(487)	[1]	569	[1]
Total provision for income taxes	$ 7,579	$ 7,156		$ 7,133

[1]	As Adjusted

Note 10. Taxes (Effective Tax Rate Reconciliation) (Details)	12 Months Ended
	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2009
Taxes
U.S. statutory tax rate	35.00%	35.00%	35.00%
U.S. state income taxes, net of federal income tax benefit	1.90%	2.00%	1.90%
Income taxes outside the U.S.	(2.20%)	(1.60%)	(1.70%)
Net impact of repatriated international earnings	(1.50%)	(3.40%)	(1.10%)
Other, net	(1.00%)	0.40%	0.10%
Effective income tax rate	32.20%	32.40%	34.20%

Note 10. Taxes (Deferred Taxes Components) (Details) (USD $) In Millions	Jan. 31, 2011	Jan. 31, 2010
Deferred tax assets:
Loss and tax credit carryforwards	$ 2,968	$ 2,713
Accrued liabilities	3,532	3,141
Share-based compensation	332	267
Other	708	751
Total deferred tax assets	7,540	6,872
Valuation allowance	(2,899)	(2,167)
Deferred tax assets, net of valuation allowance	4,641	4,705
Deferred tax liabilities:
Property and equipment	4,848	4,015
Inventories	1,014	972
Other	474	609
Total deferred tax liabilities	6,336	5,596
Net deferred tax liabilities	$ 1,695	$ 891

Note 10. Taxes (Deferred Taxes Classification) (Details) (USD $) In Millions	Jan. 31, 2011	Jan. 31, 2010
Assets:
Prepaid expenses and other	$ 1,636	$ 1,534
Other assets and deferred charges	327	331
Asset subtotals	1,963	1,865
Liabilities:
Accrued liabilities	17	34
Deferred income taxes and other	3,641	2,722
Liability subtotals	3,658	2,756
Net deferred tax liabilities	$ 1,695	$ 891

Note 10. Taxes (Reconciliation Of Unrecognized Tax Benefits) (Details) (USD $) In Millions	12 Months Ended
	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2009
Taxes
Unrecognized tax benefit, beginning of year	$ 1,019	$ 1,017	$ 868
Increases related to prior year tax positions	101	129	296
Decreases related to prior year tax positions	(61)	(33)	(34)
Increases related to current year tax positions	199	246	129
Settlements during the period	(453)	(340)	(238)
Lapse in statutes of limitations	(10)		(4)
Unrecognized tax benefit, end of year	$ 795	$ 1,019	$ 1,017

Note 11. Accumulated Other Comprehensive Income (Loss) (Details) (USD $) In Millions	12 Months Ended
	Jan. 31, 2011		Jan. 31, 2010		Jan. 31, 2009
Beginning balance	$ (70)	[1]	$ (2,688)		$ 3,864
Currency translation adjustment	878		2,744		(6,489)
Net change in fair value of derivatives	(17)		94	[1]	(17)	[1]
Subsidiary minimum pension liability	(145)		(220)		(46)
Ending balance	646		(70)	[1]	(2,688)
Net translation gain (loss) related to net investment hedges	(1,000)		(545)		(1,200)
Accumulated other comprehensive loss reclassified to earnings	(14)		83
Derivative Instruments [Member]
Beginning balance	77		(17)
Currency translation adjustment
Net change in fair value of derivatives	(17)		94		(17)
Subsidiary minimum pension liability
Ending balance	60		77		(17)
Currency Translation [Member]
Beginning balance	348		(2,396)		4,093
Currency translation adjustment	878		2,744		(6,489)
Net change in fair value of derivatives
Subsidiary minimum pension liability
Ending balance	1,226		348		(2,396)
Minimum Pension Liability [Member]
Beginning balance	(495)		(275)		(229)
Currency translation adjustment
Net change in fair value of derivatives
Subsidiary minimum pension liability	(145)		(220)		(46)
Ending balance	$ (640)		$ (495)		$ (275)

[1]	As Adjusted

Note 12. Legal Proceedings (Narrative) (Details) (Braun/Hummel Lawsuit [Member], USD $) In Millions	0 Months Ended
	Nov. 14, 2007	Oct. 13, 2006
Jury award		$ 78
Litigation settlement, gross	$ 188

Note 13. Commitments (Narrative) (Details) (USD $)	12 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2009
Rentals under operating leases and other short-term rental arrangements		$ 2,000,000,000	$ 1,800,000,000	$ 1,800,000,000
Aggregate termination payment liability related to debt financing		84,000,000
Potential future lease commitments for land and buildings, number of future locations		424
Increase in payments under operating leases related to potential future lease commitments	$ 109,000,000
Minimum [Member]
Commitment on leases, years		4
Maximum [Member]
Commitment on leases, years		30

Note 13. Commitments (Aggregate Minimum Annual Rentals) (Details) (USD $) In Millions	Jan. 31, 2011
Operating Leases, 2012	$ 1,406
Operating Leases, 2013	1,336
Operating Leases, 2014	1,271
Operating Leases, 2015	1,205
Operating Leases, 2016	1,120
Thereafter	7,785
Total minimum rentals	14,123
Capital Leases, 2012	609
Capital Leases, 2013	574
Capital Leases, 2014	545
Capital Leases, 2015	496
Capital Leases, 2016	462
Thereafter	3,230
Total minimum rentals	5,916
Less estimated executory costs	(51)
Net minimum lease payments	5,865
Less imputed interest	(2,379)
Present value of minimum lease payments	$ 3,486

Note 14. Retirement-Related Benefits (Narrative) (Details) In Millions, unless otherwise specified	12 Months Ended					12 Months Ended			3 Months Ended		12 Months Ended
	Jan. 31, 2011	Jan. 31, 2011 Deferred Income Taxes And Other [Member] Defined Benefit Plan United Kingdom [Member] USD ( $)	Jan. 31, 2010 Deferred Income Taxes And Other [Member] Defined Benefit Plan United Kingdom [Member] USD ( $)	Jan. 31, 2011 Deferred Income Taxes And Other [Member] Defined Benefit Plan Japan [Member] USD ( $)	Jan. 31, 2010 Deferred Income Taxes And Other [Member] Defined Benefit Plan Japan [Member] USD ( $)	Jan. 31, 2011 United States and Puerto Rico Profit Sharing and 401(k) Plans [Member] USD ( $)	Jan. 31, 2010 United States and Puerto Rico Profit Sharing and 401(k) Plans [Member] USD ( $)	Jan. 31, 2009 United States and Puerto Rico Profit Sharing and 401(k) Plans [Member] USD ( $)	Apr. 30, 2011 International Retirement Savings And Profit Sharing Plans [Member] USD ( $)	Apr. 30, 2011 International Retirement Savings And Profit Sharing Plans [Member] GBP ( £)	Jan. 31, 2011 International Retirement Savings And Profit Sharing Plans [Member] USD ( $)	Jan. 31, 2010 International Retirement Savings And Profit Sharing Plans [Member] USD ( $)	Jan. 31, 2009 International Retirement Savings And Profit Sharing Plans [Member] USD ( $)
Employee contribution to profit sharing and 401 (k) plans, maximum	50.00%
Minimum age limit of participant to defer additional earnings in catch-up contributions	50
Percentage of participant contribution to be matched towards safe harbor four hundred and one k plans						100.00%
Maximum contribution rate of annual eligible earnings to be matched under four hundred and one k plans						6.00%
Vesting percentage of matching contribution to eligible associates						100.00%
Contribution to defined benefit pension plan						$ 1,100	$ 1,100	$ 1,000			$ 221	$ 218	$ 210
Underfunding of defined benefit pension plans		494	339	309	249
Curtailment charge for amendment to ASDA benefit accrual plan									$ 70	£ 43

Note 15. Acquisitions, Investments and Disposals (Bounteous Company Narrative) (Details) (Bounteous Company Limited [Member], USD $) In Millions, unless otherwise specified	Feb. 28, 2007
Ownership percentage	35.00%
Additional percentage of voting interests acquired through share-repurchase program	30.00%
Initial interest [Member]
Cost of acquisition	$ 264
Additional consideration [Member]
Cost of acquisition	$ 376

Note 15. Acquisitions, Investments and Disposals (D&S Narrative) (Details) (USD $)	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Mar. 31, 2009	Jan. 31, 2010	Mar. 31, 2009 D & S [Member]	Jan. 31, 2011 D & S [Member]	Jan. 31, 2009 D & S [Member]
Ownership percentage					58.20%
Number of stores operated by entity					197
Shopping centers operated by entity					10
PRESTO financial services branches operated by entity					85
Estimated purchase price for shares					$ 1,550,000,000
Tangible and other assets					2,250,000,000
Goodwill					1,400,000,000
Liabilities assumed					1,700,000,000
Redeemable noncontrolling interest					395,000,000
Purchase of redeemable noncontrolling interest		(436,000,000) [1]	(436,000,000)
Ownership stake in D&S on completion of tender offer			74.60%
Acquisition of portion of the redeemable noncontrolling interest			148,000,000
Reduction of Walmart shareholders' equity			$ 288,000,000
Option exercise period	January 2016
Put option requiring to purchase shares of former controlling shareholders				25.10%

[1]	As Adjusted

Note 15. Acquisitions, Investments and Disposals (Netto, Massmart Narrative) (Details) In Millions, unless otherwise specified	Nov. 29, 2010 Stores In South Africa [Member] Massmart Holdings Ltd [Member]	Nov. 29, 2010 Stores in sub-Saharan African countries [Member] Massmart Holdings Ltd [Member]	Apr. 30, 2011 Netto Food Stores Limited [Member] USD ( $)	Apr. 30, 2011 Netto Food Stores Limited [Member] GBP ( £)	Mar. 09, 2011 Netto Food Stores Limited [Member]	May 27, 2010 Netto Food Stores Limited [Member]	Nov. 29, 2010 Massmart Holdings Ltd [Member] ZAR	Nov. 29, 2010 Massmart Holdings Ltd [Member] USD ( $)
Ownership percentage							51.00%	51.00%
Number of stores operated by entity	288	13				193
Average square footage Netto store						8,000
Estimated purchase price for shares			$ 1,200	£ 778			17,000	$ 2,300
Number of stores required to divest by parent					47

Note 15. Acquisitions, Investments and Disposals (Disposals Narrative) (Details) (USD $)	3 Months Ended		12 Months Ended
	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2009 Gazely Limited [Member]	Jan. 31, 2010 The Seiyu Ltd [Member]	Jan. 31, 2009 The Seiyu Ltd [Member]
Number of stores to be divested by parent					23
Unrecognized tax benefit related to worthless stock deduction from disposition of German operations		$ 1,700,000,000
Tax benefit recorded in discontinued operation	1,000,000,000
Operating profits and gains from the sale of subsidiary after tax			$ 212,000,000	$ 79,000,000	$ 122,000,000

Note 15. Acquisitions, Investments and Disposals (Net Income or Losses Related to Discontinued Operations, Including Gain and Losses Upon Disposition (Details) (USD $) In Millions	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2009
Net income or losses related to discontinued operations, including gain and (losses) upon disposition	$ 1,034	$ (79)	$ 146
Germany [Member]
Net income or losses related to discontinued operations, including gain and (losses) upon disposition	1,041
Gazely Limited [Member]
Net income or losses related to discontinued operations, including gain and (losses) upon disposition			212
The Seiyu Ltd [Member]
Net income or losses related to discontinued operations, including gain and (losses) upon disposition	(7)	(79)	(122)
Other [Member]
Net income or losses related to discontinued operations, including gain and (losses) upon disposition			$ 56

Note 16. Segments (Narrative) (Details) (USD $)	12 Months Ended
	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2009
Walmart U.S. [Member]
Long-lived assets, net, excluding goodwill and other assets and deferred charges	$ 73,600,000,000	$ 70,700,000,000	$ 68,500,000,000
Cash additions to long-lived assets	8,700,000,000	8,200,000,000	7,500,000,000
Walmart International [Member]
Long-lived assets, net, excluding goodwill and other assets and deferred charges	34,300,000,000	31,700,000,000	27,200,000,000
Cash additions to long-lived assets	4,000,000,000	4,000,000,000	4,000,000,000
ASDA [Member]
Net revenue	31,800,000,000	31,200,000,000	34,000,000,000
Currency translation adjustment	(502,000,000)
ASDA's long-lived assets, consisting primarily of property and equipment, net	$ 11,900,000,000	$ 12,200,000,000	$ 10,800,000,000

Note 16. Segments (Reconciliation to Consolidated Income from Continuing Operations Before Income Taxes) (Details) (USD $) In Millions	3 Months Ended											12 Months Ended
	Jan. 31, 2011	Oct. 31, 2010	Jul. 31, 2010	Apr. 30, 2010		Jan. 31, 2010		Oct. 31, 2009	Jul. 31, 2009	Apr. 30, 2009		Jan. 31, 2011	Jan. 31, 2010		Jan. 31, 2009
Net sales	$ 115,600	$ 101,239	$ 103,016	$ 99,097	[1]	$ 112,826	[1]	$ 98,667	$ 100,168	$ 93,471	[1]	$ 418,952	$ 405,132	[2],[3]	$ 401,087	[2],[3]
Operating income (loss)												25,542	24,002	[2],[3]	22,767	[2],[3]
Interest expense, net												(2,004)	(1,884)	[3]	(1,900)	[3]
Income from continuing operations before income taxes												23,538	22,118	[2],[3]	20,867	[2],[3]
Total assets of continuing operations												180,532	170,267	[2]	162,901	[2]
Depreciation and amortization												7,641	7,157	[3]	6,739	[3]
Walmart U.S. [Member]
Net sales												260,261	259,919	[2]	256,970	[2]
Operating income (loss)												19,914	19,313	[2]	18,310	[2]
Total assets of continuing operations												89,725	84,238	[2]	84,362	[2]
Depreciation and amortization												4,619	4,352		4,148
Walmart International [Member]
Net sales												109,232	97,407	[2]	96,141	[2]
Operating income (loss)												5,606	4,901	[2]	4,832	[2]
Total assets of continuing operations												72,021	66,515	[2]	59,071	[2]
Depreciation and amortization												2,184	1,979		1,845
Other Operating Income [Member]
Net sales														[2]
Operating income (loss)												(1,689)	(1,727)	[2]	(2,024)	[2]
Total assets of continuing operations												6,255	7,464	[2]	7,080	[2]
Depreciation and amortization												244	268		203
Sam's Club [Member]
Net sales												49,459	47,806	[2]	47,976	[2]
Operating income (loss)												1,711	1,515	[2]	1,649	[2]
Total assets of continuing operations												12,531	12,050	[2]	12,388	[2]
Depreciation and amortization												$ 594	$ 558		$ 543

[1]	Effective May 1, 2010, the Company implemented a new financial system for its operations in the United States, Canada and Puerto Rico. Concurrent with this implementation and the increased system capabilities, the Company changed the level at which it applies the retail method of accounting for inventory in these operations from 13 divisions to 49 departments. The Company believes the change is preferable because applying the retail method of accounting for inventory at the departmental level better segregates merchandise with similar cost-to-retail ratios and turnover, as well as providing a more accurate cost of goods sold and ending inventory value at the lower of cost or market for each reporting period. The retrospective application of this accounting change impacted both segment and consolidated operating income, as well as consolidated net income for all comparable periods presented.
[2]	As Adjusted
[3]	As Adjusted

Note 17. Subsequent Events (Narrative) (Details) (USD $)	Mar. 03, 2011	Jan. 31, 2011	Jan. 31, 2010
Subsequent Events
Annual dividend per share	$ 1.46	$ 1.21	$ 1.09
Increase in dividend	21.00%

Note 17. Subsequent Events (Annual Dividend Record Date and Payable Date) (Details)	3 Months Ended
	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011
Subsequent Events
Dividends payable, Record Date	Dec 9, 2011	Aug 12, 2011	May 13, 2011	Mar 11, 2011
Dividends payable, Payable Date	Jan 3, 2012	Sep 6, 2011	Jun 6, 2011	Apr 4, 2011

Note 18. Quarterly Financial Data (Unaudited) (Quarterly Financial Data) (Details) (USD $) In Millions, except Per Share data	3 Months Ended											12 Months Ended
	Jan. 31, 2011	Oct. 31, 2010	Jul. 31, 2010	Apr. 30, 2010		Jan. 31, 2010		Oct. 31, 2009	Jul. 31, 2009	Apr. 30, 2009		Jan. 31, 2011		Jan. 31, 2010		Jan. 31, 2009
Quarterly Financial Data (Unaudited)
Net sales	$ 115,600	$ 101,239	$ 103,016	$ 99,097	[1]	$ 112,826	[1]	$ 98,667	$ 100,168	$ 93,471	[1]	$ 418,952		$ 405,132	[2],[3]	$ 401,087	[2],[3]
Cost of sales	87,158	75,906	77,523	74,700	[1]	85,078	[1]	73,915	75,056	70,395	[1]	315,287		304,444	[3]	303,941	[3]
Income from continuing operations	5,178	3,590	3,747	3,444	[1]	4,990	[1]	3,265	3,586	3,121	[1]	15,959		14,962	[3]	13,734	[3]
Income from discontinued operations, net of tax												1,034		(79)	[3]	146	[3]
Consolidated net income	6,212	3,590	3,747	3,444	[1]	4,933	[1]	3,258	3,579	3,113	[1]	16,993	[4]	14,883	[3],[4]	13,880	[3],[4]
Less consolidated net income attributable to noncontrolling interest												(604)	[4]	(513)	[3],[4]	(499)	[3],[4]
Consolidated net income attributable to Walmart	$ 6,056	$ 3,436	$ 3,596	$ 3,301	[1]	$ 4,758	[1]	$ 3,144	$ 3,472	$ 2,996	[1]	$ 16,389		$ 14,370	[3]	$ 13,381	[3]
Basic net income per common share attributable to Walmart	$ 1.71	$ 0.95	$ 0.97	$ 0.88	[1]	$ 1.25	[1]	$ 0.82	$ 0.89	$ 0.76	[1]	$ 4.48		$ 3.72	[3]	$ 3.4	[3]
Diluted net income per common share attributable to Walmart	$ 1.7	$ 0.95	$ 0.97	$ 0.87	[1]	$ 1.25	[1]	$ 0.81	$ 0.89	$ 0.76	[1]	$ 4.47		$ 3.71	[3]	$ 3.39	[3]

[1]	Effective May 1, 2010, the Company implemented a new financial system for its operations in the United States, Canada and Puerto Rico. Concurrent with this implementation and the increased system capabilities, the Company changed the level at which it applies the retail method of accounting for inventory in these operations from 13 divisions to 49 departments. The Company believes the change is preferable because applying the retail method of accounting for inventory at the departmental level better segregates merchandise with similar cost-to-retail ratios and turnover, as well as providing a more accurate cost of goods sold and ending inventory value at the lower of cost or market for each reporting period. The retrospective application of this accounting change impacted both segment and consolidated operating income, as well as consolidated net income for all comparable periods presented.
[2]	As Adjusted
[3]	As Adjusted
[4]	Includes $20 million and $14 million in fiscal 2011 and 2010, respectively, that is related to the redeemable noncontrolling interest.

Note 18. Quarterly Financial Data (Unaudited) (Condensed Financial Statements) (Details) (USD $) In Millions, except Per Share data	3 Months Ended											12 Months Ended
	Jan. 31, 2011	Oct. 31, 2010	Jul. 31, 2010	Apr. 30, 2010		Jan. 31, 2010		Oct. 31, 2009	Jul. 31, 2009	Apr. 30, 2009		Jan. 31, 2011	Jan. 31, 2010		Jan. 31, 2009
Cost of sales	$ 87,158	$ 75,906	$ 77,523	$ 74,700	[1]	$ 85,078	[1]	$ 73,915	$ 75,056	$ 70,395	[1]	$ 315,287	$ 304,444	[2]	$ 303,941	[2]
Operating income												25,542	24,002	[2],[3]	22,767	[2],[3]
Provision for income taxes												(7,579)	(7,156)	[2]	(7,133)	[2]
Income from continuing operations	5,178	3,590	3,747	3,444	[1]	4,990	[1]	3,265	3,586	3,121	[1]	15,959	14,962	[2]	13,734	[2]
Consolidated net income attributable to Walmart	6,056	3,436	3,596	3,301	[1]	4,758	[1]	3,144	3,472	2,996	[1]	16,389	14,370	[2]	13,381	[2]
Basic net income per common share attributable to Walmart	$ 1.71	$ 0.95	$ 0.97	$ 0.88	[1]	$ 1.25	[1]	$ 0.82	$ 0.89	$ 0.76	[1]	$ 4.48	$ 3.72	[2]	$ 3.4	[2]
Diluted net income per common share attributable to Walmart	$ 1.7	$ 0.95	$ 0.97	$ 0.87	[1]	$ 1.25	[1]	$ 0.81	$ 0.89	$ 0.76	[1]	$ 4.47	$ 3.71	[2]	$ 3.39	[2]
Cost of sales adjustment				35						44			(52)		31
Inventories	36,318					32,713	[2]					36,318	32,713	[2]
Prepaid expenses and other	2,960					3,128	[2]					2,960	3,128	[2]
Accrued income taxes	157					1,347	[2]					157	1,347	[2]
Retained earnings	63,967					66,357	[2]					63,967	66,357	[2]
As Adjusted [Member]
Cost of sales				74,700	[4]					70,395	[4]		304,444	[5]	303,941	[5]
Operating income				5,737						5,173			24,002		22,767
Provision for income taxes				1,822						1,585			7,156		7,133
Income from continuing operations				3,444						3,121			14,962		13,734
Consolidated net income attributable to Walmart				3,301						2,996			14,370		13,381
Basic net income per common share attributable to Walmart				$ 0.88						$ 0.76			$ 3.72		$ 3.4
Diluted net income per common share attributable to Walmart				$ 0.87						$ 0.76			$ 3.71		$ 3.39
Inventories				35,021		32,713				33,849			32,713
Prepaid expenses and other				3,445		3,128				3,445			3,128
Accrued income taxes				2,704		1,347				1,788			1,347
Retained earnings				62,180		66,357				61,215			66,357
Adjustments [Member]
Cost of sales				(3)	[4]					7	[4]		(213)	[5]	(115)	[5]
Operating income				(35)						(44)			52		(31)
Provision for income taxes				(12)						(18)			17		(12)
Income from continuing operations				(23)						(26)			35		(19)
Consolidated net income attributable to Walmart				(23)						(26)			35		(19)
Basic net income per common share attributable to Walmart				$ (0.01)						$ (0.01)			$ 0.01
Diluted net income per common share attributable to Walmart				$ (0.01)						$ (0.01)			$ 0.01
Inventories				(482)		(447)				(542)			(447)
Prepaid expenses and other				154		148				179			148
Accrued income taxes				(22)		(18)				(22)			(18)
Retained earnings				(306)		(281)				(341)			(281)
As Reported [Member]
Cost of sales				74,703	[4]					70,388	[4]		304,657	[5]	304,056	[5]
Operating income				5,772						5,217			23,950		22,798
Provision for income taxes				1,834						1,603			7,139		7,145
Income from continuing operations				3,467						3,147			14,927		13,753
Consolidated net income attributable to Walmart				3,324						3,022			14,335		13,400
Basic net income per common share attributable to Walmart				$ 0.88						$ 0.77			$ 3.71		$ 3.4
Diluted net income per common share attributable to Walmart				$ 0.88						$ 0.77			$ 3.7		$ 3.39
Inventories				35,503		33,160				34,391			33,160
Prepaid expenses and other				3,291		2,980				3,266			2,980
Accrued income taxes				2,726		1,365				1,810			1,365
Retained earnings				$ 62,486		$ 66,638				$ 61,556			$ 66,638

[1]	Effective May 1, 2010, the Company implemented a new financial system for its operations in the United States, Canada and Puerto Rico. Concurrent with this implementation and the increased system capabilities, the Company changed the level at which it applies the retail method of accounting for inventory in these operations from 13 divisions to 49 departments. The Company believes the change is preferable because applying the retail method of accounting for inventory at the departmental level better segregates merchandise with similar cost-to-retail ratios and turnover, as well as providing a more accurate cost of goods sold and ending inventory value at the lower of cost or market for each reporting period. The retrospective application of this accounting change impacted both segment and consolidated operating income, as well as consolidated net income for all comparable periods presented.
[2]	As Adjusted
[3]	As Adjusted
[4]	The cost of sales adjustments include $35 million and $44 million pertaining to the accounting change for the quarters ended April 30, 2010 and 2009, respectively. Certain reclassifications that had no effect on operating income or on the consolidated net income attributable to Walmart represent the remainder of the amounts included in the cost of sales adjustment columns above.
[5]	The cost of sales adjustments includes $(52) million and $31 million pertaining to the accounting change for the fiscal years ended January 31, 2010 and 2009, respectively. Certain reclassifications that had no effect on operating income or on the consolidated net income attributable to Walmart represent the remainder of the amounts included in the cost of sales adjustment columns above.